UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
31 January
2022
Nuveen Exchange-Traded
Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	NYSE Arca	NUSA
Nuveen ESG High Yield Corporate Bond ETF	NYSE Arca	NUHY
Nuveen ESG U.S. Aggregate Bond ETF	NYSE Arca	NUBD
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
Semiannual Report

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Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.
Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March 2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 23, 2022

Important Notices
For Shareholders of
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Nuveen ESG High Yield Corporate Bond ETF
Nuveen ESG U.S. Aggregate Bond ETF
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ July 31, 2021 annual shareholder report.
For current information on the Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. This is no guarantee the Fund's investment objective will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. Credit Risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG High Yield Corporate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund's dividends for the reporting period are presented in this report's Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Holdings Summaries
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted for the Funds represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. The Funds employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the Indexes.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
The returns quoted for the Funds do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the Financial Highlights later in this report for each Fund's expense ratios as of the end of the reporting period.
Holdings Summaries
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all three of Moody's S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.

Fund Performance, Expense Ratios and Holdings Summaries (continued)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio*
	Total Returns as of January 31, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NUAG at NAV	9/14/16	(3.62)%	(3.65)%	2.98%	2.37%	0.20%
NUAG at Market Price	9/14/16	(3.68)%	(3.77)%	2.95%	2.36%	-
ICE BofA U.S. Broad Market Index	-	(3.09)%	(2.88)%	3.14%	2.46%	-
ICE BofA Enhanced Yield U.S. Broad Bond Index	-	(3.40)%	(3.04)%	3.38%	2.76%	-
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield U.S. Broad Bond Index.

Holdings Summaries as of January 31, 2022
Fund Allocation (% of net assets)
Securitized	34.8%
Corporate Debt	29.2%
U.S. Treasury	28.1%
Government Related - Long-Term	7.2%
Investments Purchased with Collateral from Securities Lending	0.2%
Other Assets Less Liabilities	0.5%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	44.5%
Utility	32.6%
Financials	22.9%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	62.4%
AAA	1.2%
AA	1.6%
A	1.7%
BBB	32.2%
N/R (not rated)	0.6%
N/A (not applicable)	0.3%
Total	100%

Fund Performance, Expense Ratios and Holdings Summaries (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio*
	Total Returns as of January 31, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUSA at NAV	3/31/17	(2.17)%	(1.97)%	2.21%	0.20%
NUSA at Market Price	3/31/17	(2.31)%	(2.14)%	2.19%	-
ICE BofA 1-5 Year U.S. Broad Market Index	-	(1.89)%	(2.04)%	1.97%	-
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index	-	(2.03)%	(1.68)%	2.49%	-
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index.

Holdings Summaries as of January 31, 2022
Fund Allocation (% of net assets)
Corporate Debt	43.5%
U.S. Treasury	27.9%
Securitized	25.9%
Other Assets Less Liabilities	2.7%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Financials	45.3%
Utility	35.1%
Industrial	19.6%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	39.4%
AAA	11.6%
AA	2.1%
A	15.4%
BBB	29.6%
N/R (not rated)	1.9%
Total	100%

Fund Performance, Expense Ratios and Holdings Summaries (continued)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio*
	Total Returns as of January 31, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUHY at NAV	9/25/19	(2.00)%	(0.14)%	2.53%	0.30%
NUHY at Market Price	9/25/19	(1.88)%	(0.28)%	2.67%	-
Bloomberg U.S. High Yield Very Liquid Index	-	(1.74)%	1.39%	4.22%	-
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	-	(1.57)%	0.70%	3.02%	-
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index.

Holdings Summaries as of January 31, 2022
Fund Allocation (% of net assets)
Corporate Debt	97.8%
Investments Purchased with Collateral from Securities Lending	1.5%
Other Assets Less Liabilities	0.7%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	88.2%
Financials	10.3%
Utility	1.5%
Total	100%
Portfolio Credit Quality (% of total investments)
BBB	2.3%
BB or Lower	96.2%
N/A (not applicable)	1.5%
Total	100%

Fund Performance, Expense Ratios and Holdings Summaries (continued)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio*
	Total Returns as of January 31, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUBD at NAV	9/29/17	(3.25)%	(3.36)%	2.58%	0.15%
NUBD at Market Price	9/29/17	(3.35)%	(3.77)%	2.56%	-
Bloomberg U.S. Aggregate Bond Index	-	(3.17)%	(2.97)%	2.87%	-
Bloomberg MSCI U.S. Aggregate ESG Select Index	-	(3.15)%	(3.02)%	2.85%	-
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. Aggregate ESG Select Index.

Holdings Summaries as of January 31, 2022
Fund Allocation (% of net assets)
U.S. Treasury	37.7%
Securitized	28.9%
Corporate Debt	26.7%
Government Related - Long-Term	5.9%
Investments Purchased with Collateral from Securities Lending	0.3%
Other Assets Less Liabilities	0.5%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	60.4%
Financials	30.9%
Utility	8.7%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	64.9%
AAA	5.6%
AA	2.8%
A	13.5%
BBB	12.0%
N/R (not rated)	0.9%
N/A (not applicable)	0.3%
Total	100%

Yields    as of January 31, 2022
Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Rate	1.65%
SEC 30-Day Yield	1.58%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Dividend Rate	1.82%
SEC 30-Day Yield	1.31%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)

Dividend Rate	4.42%
SEC 30-Day Yield	4.16%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)

Dividend Rate	1.85%
SEC 30-Day Yield	1.61%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2022.
The beginning of the period is August 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 963.76
Expenses Incurred During Period	$ 0.99
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 978.33
Expenses Incurred During Period	$ 1.00
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 979.95
Expenses Incurred During Period	$ 1.60
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.59
Expenses Incurred During the Period	$ 1.63
Expenses are equal to the Fund's annualized net expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 967.53
Expenses Incurred During Period	$ 0.84
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.35
Expenses Incurred During the Period	$ 0.87
Expenses are equal to the Fund's annualized net expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.3%
	SECURITIZED – 34.8%
$ 400	BANK 2021-BNK33	2.021%	5/15/64	Aaa	$387,723
150	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	143,584
200	BMARK 2021-B29 A5	2.024%	9/15/54	AAA	199,323
250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	258,857
459	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	495,186
224	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	236,661
345	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	373,261
392	Fannie Mae Pool FM7558	3.500%	9/01/50	N/R	408,789
31	Fannie Mae Pool MA1489	3.000%	7/01/43	N/R	32,079
252	Fannie Mae Pool MA2929	3.500%	3/01/47	N/R	265,623
2,536	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	2,657,076
88	Fannie Mae Pool MA3211	4.000%	12/01/47	N/R	93,677
158	Fannie Mae Pool MA3239	4.000%	1/01/48	N/R	168,204
215	Fannie Mae Pool MA3276	3.500%	2/01/48	N/R	225,864
54	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	56,970
111	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	116,658
36	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	38,091
4,026	Fannie Mae Pool MA3332	3.500%	4/01/48	N/R	4,216,650
68	Fannie Mae Pool MA3383	3.500%	6/01/48	N/R	71,557
508	Fannie Mae Pool MA3416	4.500%	7/01/48	N/R	542,216
65	Fannie Mae Pool MA3467	4.000%	9/01/48	N/R	68,723
70	Fannie Mae Pool MA3663	3.500%	5/01/49	N/R	73,039
98	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	100,387
111	Fannie Mae Pool MA3774	3.000%	9/01/49	N/R	113,379
151	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	154,326
1,367	Fannie Mae Pool MA4209	1.500%	12/01/50	N/R	1,294,477
661	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	626,377
3,992	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	3,898,616
8,049	Fannie Mae Pool MA4380	3.000%	7/01/51	N/R	8,277,556
6,294	Fannie Mae Pool MA4398	2.000%	8/01/51	N/R	6,144,903
491	Fannie Mae Pool MA4412	1.500%	9/01/51	N/R	465,163
11,427	Fannie Mae Pool MA4413	2.000%	9/01/51	N/R	11,151,594
5,313	Fannie Mae Pool MA4414	2.500%	9/01/51	N/R	5,311,863
495	Fannie Mae Pool MA4465	2.000%	11/01/51	N/R	482,668
1,474	Fannie Mae Pool MA4466	2.500%	11/01/51	N/R	1,473,252
795	Fannie Mae Pool MA4492	2.000%	12/01/51	N/R	775,628

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 297	Fannie Mae Pool MA4493	2.500%	12/01/51	N/R	$297,131
199	Fannie Mae Pool MA4511	2.000%	12/01/51	N/R	194,683
299	Fannie Mae Pool MA4512	2.500%	1/01/52	N/R	298,932
7,600	Fannie Mae Pool MA4549, (DD1)	3.000%	2/01/52	N/R	7,773,253
3,500	Fannie Mae Pool MA4550, (WI/DD, Settling 2/14/22)	3.500%	2/01/52	N/R	3,649,633
9,410	Fannie Mae Pool MA4563, (WI/DD, Settling 2/14/22)	2.500%	2/01/52	N/R	9,402,510
210	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	224,064
93	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	97,627
350	Freddie Mac Multifamily Structured Pass Through Certificates	0.861%	6/25/27	Aaa	338,791
214	Freddie Mac Multifamily Structured Pass Through Certificates	1.760%	3/25/28	Aaa	212,400
199	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	192,747
399	Freddie Mac Multifamily Structured Pass Through Certificates	1.724%	3/25/36	N/R	380,311
25	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	26,612
247	Ginnie Mae II Pool MA3310	3.500%	12/20/45	N/R	260,365
76	Ginnie Mae II Pool MA3311	4.000%	12/20/45	N/R	81,333
83	Ginnie Mae II Pool MA3874	3.500%	8/20/46	N/R	86,522
54	Ginnie Mae II Pool MA3937	3.500%	9/20/46	N/R	56,351
113	Ginnie Mae II Pool MA4900	3.500%	12/20/47	N/R	118,434
88	Ginnie Mae II Pool MA4962	3.500%	1/20/48	N/R	91,112
91	Ginnie Mae II Pool MA5875	3.500%	4/20/49	N/R	94,184
154	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	157,791
161	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	164,828
159	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	163,237
824	Ginnie Mae II Pool MA6994	2.000%	11/20/50	N/R	816,021
1,857	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	1,870,972
333	Ginnie Mae II Pool MA7418	2.500%	6/20/51	N/R	335,424
3,232	Ginnie Mae II Pool MA7420	3.500%	6/20/51	N/R	3,351,517
9,847	Ginnie Mae II Pool MA7472	2.500%	7/20/51	N/R	9,921,605
9,360	Ginnie Mae II Pool MA7473	3.000%	7/20/51	N/R	9,592,002
3,311	Ginnie Mae II Pool MA7474	3.500%	7/20/51	N/R	3,434,417
2,450	Ginnie Mae II Pool MA7589	2.500%	9/20/51	N/R	2,468,154
2,893	Ginnie Mae II Pool MA7590	3.000%	9/20/51	N/R	2,965,068
593	Ginnie Mae II Pool MA7649	2.500%	10/20/51	N/R	596,981
978	Ginnie Mae II Pool MA7650	3.000%	10/20/51	N/R	1,003,190
8,064	Ginnie Mae II Pool MA7704	2.000%	11/20/51	N/R	7,980,961
298	Ginnie Mae II Pool MA7705	2.500%	11/20/51	N/R	300,000
199	Ginnie Mae II Pool MA7766	2.000%	12/20/51	N/R	197,398
299	Ginnie Mae II Pool MA7767	2.500%	12/20/51	N/R	301,235
925	Ginnie Mae II Pool MA7882, (WI/DD, Settling 2/22/22)	3.000%	2/20/52	N/R	949,379
230	GS Mortgage Securities Trust 2013-GC16	5.161%	11/10/46	Aa1	237,245
221	GS Mortgage Securities Trust 2016-GS4	3.178%	11/10/49	Aaa	226,776
250	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	243,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aa2	$ 253,424
$ 121,791	Total Securitized (cost $125,337,957)				122,807,820

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 29.2%
	Financials – 6.7%
$ 110	Aegon NV	5.500%	4/11/48	BBB	$123,709
300	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	BBB-	294,634
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	BBB-	393,595
110	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	BBB-	118,385
22	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	BBB-	22,747
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	BBB-	146,949
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	BBB-	390,497
110	Aetna Inc	4.500%	5/15/42	BBB	123,538
20	Aetna Inc	4.750%	3/15/44	BBB	23,480
13	Air Lease Corp	3.875%	7/03/23	BBB	13,362
250	Air Lease Corp	0.800%	8/18/24	BBB	241,967
250	Air Lease Corp	2.200%	1/15/27	BBB	242,818
30	Air Lease Corp	3.625%	4/01/27	BBB	30,858
209	Air Lease Corp	3.250%	10/01/29	BBB	207,157
10	Air Lease Corp	3.000%	2/01/30	BBB	9,690
100	Aircastle Ltd	4.125%	5/01/24	BBB-	103,345
200	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	180,559
100	Alleghany Corp	3.625%	5/15/30	BBB+	105,363
200	Ally Financial Inc	1.450%	10/02/23	BBB-	199,211
150	Ally Financial Inc	2.200%	11/02/28	BBB-	142,936
100	Ally Financial Inc	8.000%	11/01/31	BBB-	135,521
100	American Campus Communities Operating Partnership LP	2.250%	1/15/29	BBB	95,736
100	American Financial Group Inc/OH	3.500%	8/15/26	BBB+	104,919
241	American International Group Inc	4.200%	4/01/28	BBB+	263,756
100	American International Group Inc	3.400%	6/30/30	BBB+	104,920
250	American International Group Inc	4.375%	6/30/50	BBB+	291,591
153	Anthem Inc	2.875%	9/15/29	BBB+	155,169
298	Anthem Inc	3.125%	5/15/50	BBB+	280,996
132	Aon Corp	3.750%	5/02/29	BBB+	140,769
150	Aon Corp	2.800%	5/15/30	BBB+	149,796
100	Aon Corp / Aon Global Holdings PLC	2.600%	12/02/31	BBB+	97,539
100	Aon Corp / Aon Global Holdings PLC	2.900%	8/23/51	BBB+	90,437
160	Arch Capital Group Ltd	5.031%	12/15/46	BBB+	193,663
2	Arch Capital Group US Inc	5.144%	11/01/43	BBB+	2,472
200	Ares Capital Corp	3.875%	1/15/26	BBB-	206,109

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 110	Ares Capital Corp	2.150%	7/15/26	BBB-	$106,061
110	Ares Capital Corp	2.875%	6/15/28	BBB-	105,761
100	Arthur J Gallagher & Co	3.050%	3/09/52	BBB	91,396
10	Assurant Inc	2.650%	1/15/32	BBB-	9,493
100	Assured Guaranty US Holdings Inc	3.600%	9/15/51	BBB+	97,059
122	Athene Holding Ltd	6.150%	4/03/30	BBB+	145,571
100	AXA SA	8.600%	12/15/30	BBB+	140,050
27	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	28,789
110	Banco Santander SA	2.749%	12/03/30	BBB	103,544
200	Bank of Nova Scotia	3.625%	10/27/81	BBB-	184,282
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,295
350	Barclays PLC	1.007%	12/10/24	BBB+	343,937
200	Barclays PLC	2.667%	3/10/32	BBB+	190,686
200	Barclays PLC	2.894%	11/24/32	BBB+	193,690
200	Barclays PLC	3.811%	3/10/42	BBB	197,849
200	Blackstone Private Credit Fund, 144A	2.625%	12/15/26	BBB-	189,749
10	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	9,825
100	Blackstone Secured Lending Fund, 144A	2.125%	2/15/27	Baa3	95,053
105	Boston Properties LP	3.400%	6/21/29	BBB+	108,588
34	Brighthouse Financial Inc	5.625%	5/15/30	BBB	39,399
100	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	107,763
110	Brown & Brown Inc	2.375%	3/15/31	BBB-	104,497
200	Capital One Financial Corp	3.900%	1/29/24	BBB+	207,994
200	Capital One Financial Corp	1.343%	12/06/24	BBB+	198,446
200	Capital One Financial Corp	4.250%	4/30/25	BBB+	213,125
100	Capital One Financial Corp	1.878%	11/02/27	BBB+	97,162
145	Capital One Financial Corp	3.800%	1/31/28	BBB+	153,257
100	Capital One Financial Corp	2.359%	7/29/32	BBB	91,681
110	CI Financial Corp	3.200%	12/17/30	BBB	108,500
10	CI Financial Corp	4.100%	6/15/51	BBB	10,238
65	Citigroup Inc	1.122%	1/28/27	A-	62,013
140	Citigroup Inc	1.462%	6/09/27	A-	134,344
229	Citigroup Inc	4.450%	9/29/27	BBB	249,046
100	Citigroup Inc	4.125%	7/25/28	BBB	107,087
100	Citigroup Inc	2.520%	11/03/32	A-	96,322
200	Citigroup Inc	4.750%	5/18/46	BBB	231,540
72	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	70,314
142	CNA Financial Corp	3.900%	5/01/29	BBB+	153,897
20	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	20,971
100	Corporate Office Properties LP	2.900%	12/01/33	BBB-	94,212
300	Credit Suisse Group AG	4.550%	4/17/26	BBB+	323,132

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	CubeSmart LP	2.250%	12/15/28	BBB	$97,072
200	Deutsche Bank AG/New York NY	1.447%	4/01/25	BBB	196,666
200	Deutsche Bank AG/New York NY	2.129%	11/24/26	BBB	195,432
200	Deutsche Bank AG/New York NY	2.311%	11/16/27	BBB	194,276
150	Deutsche Bank AG/New York NY	3.547%	9/18/31	BBB	151,718
127	Digital Realty Trust LP	4.450%	7/15/28	BBB	139,595
250	Discover Financial Services	4.500%	1/30/26	BBB	269,386
161	Discover Financial Services	4.100%	2/09/27	BBB	171,047
120	Duke Realty LP	1.750%	7/01/30	BBB+	111,381
100	Enstar Group Ltd	3.100%	9/01/31	BBB-	94,655
200	Equitable Holdings Inc	4.350%	4/20/28	BBB	217,519
100	Essex Portfolio LP	2.550%	6/15/31	BBB+	97,048
100	Everest Reinsurance Holdings Inc	3.125%	10/15/52	BBB+	91,198
100	Extra Space Storage LP	2.350%	3/15/32	BBB	93,796
122	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	132,950
100	Federal Realty Investment Trust	3.500%	6/01/30	BBB+	104,133
100	Fidelity National Financial Inc	3.400%	6/15/30	BBB	102,684
100	Fifth Third Bancorp	2.375%	1/28/25	BBB+	101,164
100	Fifth Third Bancorp	1.707%	11/01/27	BBB+	97,167
91	Fifth Third Bancorp	3.950%	3/14/28	BBB+	97,898
100	First American Financial Corp	2.400%	8/15/31	BBB	95,073
100	FS KKR Capital Corp	1.650%	10/12/24	Baa3	96,983
100	FS KKR Capital Corp	3.250%	7/15/27	Baa3	98,371
216	GATX Corp	4.550%	11/07/28	BBB	240,986
100	Goldman Sachs Group Inc	1.948%	10/21/27	A-	97,326
15	Goldman Sachs Group Inc	2.615%	4/22/32	A-	14,532
100	Goldman Sachs Group Inc	2.383%	7/21/32	A-	94,697
81	Goldman Sachs Group Inc	6.450%	5/01/36	BBB	105,648
100	Goldman Sachs Group Inc	5.150%	5/22/45	BBB	121,587
100	Golub Capital BDC Inc	2.050%	2/15/27	BBB-	94,071
100	Hartford Financial Services Group Inc	2.800%	8/19/29	BBB+	100,976
17	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	22,842
100	Hartford Financial Services Group Inc	4.400%	3/15/48	BBB+	116,282
20	Healthcare Trust of America Holdings LP	3.100%	2/15/30	BBB	20,330
100	Healthpeak Properties Inc	2.875%	1/15/31	BBB+	100,407
5	Highwoods Realty LP	3.050%	2/15/30	BBB	4,998
100	Host Hotels & Resorts LP	3.500%	9/15/30	BBB-	99,355
250	HSBC Holdings PLC	6.800%	6/01/38	BBB+	339,746
100	Humana Inc	2.150%	2/03/32	BBB	92,994
15	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	15,900
100	Huntington Bancshares Inc/OH	2.550%	2/04/30	BBB+	98,873

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	Invitation Homes Operating Partnership LP	2.300%	11/15/28	BBB-	$96,469
22	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	22,855
100	Jefferies Group LLC	2.750%	10/15/32	BBB	95,320
110	Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.150%	1/23/30	BBB	118,611
100	JPMorgan Chase & Co	1.470%	9/22/27	A	95,619
10	JPMorgan Chase & Co	2.069%	6/01/29	A	9,608
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,228
100	JPMorgan Chase & Co	2.545%	11/08/32	A	96,884
177	KeyCorp	2.550%	10/01/29	BBB+	176,605
100	Kilroy Realty LP	2.650%	11/15/33	BBB	92,653
100	Kimco Realty Corp	2.250%	12/01/31	BBB+	94,389
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	23,801
127	Lazard Group LLC	4.500%	9/19/28	BBB	140,243
100	Life Storage LP	2.400%	10/15/31	BBB	95,225
150	Lincoln National Corp	3.625%	12/12/26	BBB+	159,136
200	Lloyds Banking Group PLC	4.344%	1/09/48	BBB+	216,968
100	LXP Industrial Trust	2.375%	10/01/31	BBB	92,937
112	Manulife Financial Corp	4.061%	2/24/32	BBB+	117,479
100	Markel Corp	3.350%	9/17/29	BBB	105,067
107	Markel Corp	5.000%	5/20/49	BBB	130,477
11	Mid-America Apartments LP, (3)	2.750%	3/15/30	BBB+	11,028
162	Morgan Stanley	4.350%	9/08/26	BBB+	175,014
100	Morgan Stanley	2.484%	9/16/36	BBB+	92,903
100	Nasdaq Inc	2.500%	12/21/40	BBB	87,986
100	National Retail Properties Inc	2.500%	4/15/30	BBB+	98,086
100	National Retail Properties Inc	3.000%	4/15/52	BBB+	89,137
200	Natwest Group PLC	5.125%	5/28/24	BBB	212,834
200	NatWest Group PLC	4.269%	3/22/25	BBB+	208,822
200	NatWest Group PLC	3.754%	11/01/29	BBB	205,515
380	NatWest Group PLC	5.076%	1/27/30	BBB+	426,495
200	Nomura Holdings Inc	2.710%	1/22/29	BBB+	196,800
220	Nomura Holdings Inc	3.103%	1/16/30	BBB+	219,916
34	Nomura Holdings Inc	2.679%	7/16/30	BBB+	32,982
10	Old Republic International Corp	3.850%	6/11/51	BBB	9,986
110	Omega Healthcare Investors Inc	3.625%	10/01/29	BBB-	111,829
100	Owl Rock Capital Corp	4.250%	1/15/26	BBB-	103,259
100	Owl Rock Capital Corp	2.625%	1/15/27	BBB-	95,788
100	Piedmont Operating Partnership LP	2.750%	4/01/32	BBB	95,545
100	Prospect Capital Corp	3.437%	10/15/28	BBB-	93,858
30	Prudential Financial Inc	5.375%	5/15/45	BBB+	31,721
100	Prudential Financial Inc	5.700%	9/15/48	BBB+	109,074

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	Prudential Financial Inc	3.700%	10/01/50	BBB+	$97,893
100	Raymond James Financial Inc	3.750%	4/01/51	BBB+	105,001
100	Regency Centers LP	2.950%	9/15/29	BBB+	101,146
17	Regency Centers LP	4.400%	2/01/47	BBB+	19,017
100	Regions Financial Corp	1.800%	8/12/28	BBB+	95,193
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	18,872
110	Reinsurance Group of America Inc	3.150%	6/15/30	BBB+	112,146
100	Rexford Industrial Realty LP	2.150%	9/01/31	BBB	92,239
127	Santander Holdings USA Inc	3.244%	10/05/26	BBB	129,862
100	Santander Holdings USA Inc	2.490%	1/06/28	BBB	98,462
200	Santander UK Group Holdings PLC	1.532%	8/21/26	BBB+	193,230
110	Santander UK Group Holdings PLC	3.823%	11/03/28	BBB+	115,191
100	Spirit Realty LP	2.100%	3/15/28	BBB	95,763
100	STORE Capital Corp	2.700%	12/01/31	BBB	93,879
100	Sun Communities Operating LP	2.300%	11/01/28	BBB-	97,129
100	SVB Financial Group	3.125%	6/05/30	BBB+	102,308
20	SVB Financial Group	1.800%	2/02/31	BBB+	18,292
150	Synchrony Financial	3.700%	8/04/26	BBB-	155,269
133	Synchrony Financial	3.950%	12/01/27	BBB-	139,010
125	UDR Inc	3.000%	8/15/31	BBB+	126,106
100	Unum Group	5.750%	8/15/42	BBB-	115,435
13	Unum Group	4.500%	12/15/49	BBB-	13,075
100	Ventas Realty LP	2.500%	9/01/31	BBB+	95,683
100	W R Berkley Corp	3.150%	9/30/61	BBB+	88,376
184	Wachovia Corp	5.500%	8/01/35	BBB+	223,977
110	Wells Fargo & Co	4.300%	7/22/27	BBB+	119,644
122	Wells Fargo & Co	5.375%	11/02/43	BBB+	150,678
110	Welltower Inc	2.800%	6/01/31	BBB+	108,612
260	Westpac Banking Corp	2.668%	11/15/35	BBB+	245,082
121	Willis North America Inc	4.500%	9/15/28	BBB	131,102
100	WP Carey Inc	2.450%	2/01/32	BBB	95,284
23,030	Total Financials				23,571,681
	Industrial – 13.0%
150	AbbVie Inc	3.200%	11/21/29	BBB	154,479
581	AbbVie Inc	4.050%	11/21/39	BBB	625,919
159	AbbVie Inc	4.625%	10/01/42	BBB	180,271
77	Agilent Technologies Inc	2.750%	9/15/29	BBB+	76,972
356	Altria Group Inc	5.800%	2/14/39	BBB+	403,975
100	Altria Group Inc	3.875%	9/16/46	BBB+	89,430
20	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	19,625

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 77	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	BBB+	$76,242
270	American Tower Corp	2.100%	6/15/30	BBB	251,525
107	AmerisourceBergen Corp	2.700%	3/15/31	BBB+	104,571
276	Amgen Inc	2.300%	2/25/31	BBB+	266,433
324	Amgen Inc	3.150%	2/21/40	BBB+	308,180
17	Amgen Inc	5.150%	11/15/41	BBB+	20,509
100	Amgen Inc	3.000%	1/15/52	BBB+	90,657
100	Amphenol Corp	2.200%	9/15/31	BBB+	94,830
752	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	889,691
83	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	89,933
282	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	311,568
145	Anheuser-Busch InBev Worldwide Inc	4.600%	6/01/60	BBB+	166,887
100	Aptiv PLC	3.100%	12/01/51	BBB	87,969
279	AT&T Inc	2.750%	6/01/31	BBB	275,228
1,209	AT&T Inc	4.850%	3/01/39	BBB	1,379,233
150	AT&T Inc	3.500%	6/01/41	BBB	146,193
145	AT&T Inc	4.900%	6/15/42	BBB	165,969
250	AT&T Inc	5.700%	3/01/57	BBB	330,044
100	Autodesk Inc	2.400%	12/15/31	BBB	95,443
10	AutoZone Inc	3.750%	4/18/29	BBB	10,622
50	AutoZone Inc	4.000%	4/15/30	BBB	54,250
100	Avery Dennison Corp	2.250%	2/15/32	BBB	93,725
525	Barclays PLC	5.088%	6/20/30	BBB	577,146
117	Barrick North America Finance LLC	5.700%	5/30/41	BBB	150,506
192	BAT Capital Corp	3.557%	8/15/27	BBB	196,386
309	BAT Capital Corp	4.390%	8/15/37	BBB	312,258
177	Becton Dickinson and Co	1.957%	2/11/31	BBB-	164,278
32	Becton Dickinson and Co	4.685%	12/15/44	BBB-	37,488
90	Bell Telephone Co of Canada or Bell Canada	4.464%	4/01/48	BBB+	105,275
100	Biogen Inc	5.200%	9/15/45	BBB+	120,934
10	Block Financial LLC	2.500%	7/15/28	BBB-	9,736
84	Boeing Co	6.125%	2/15/33	BBB-	101,948
616	Boeing Co	5.705%	5/01/40	BBB-	741,292
18	BorgWarner Inc	4.375%	3/15/45	BBB+	19,991
100	Boston Scientific Corp	4.550%	3/01/39	BBB	112,654
110	BP Capital Markets PLC	4.875%	N/A (4)	BBB+	116,188
200	British Telecommunications PLC	5.125%	12/04/28	BBB	221,199
786	Broadcom Inc, 144A	3.187%	11/15/36	BBB-	746,519
65	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	63,232
77	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB	81,977
88	Campbell Soup Co, (3)	2.375%	4/24/30	BBB	85,072

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	Canadian Natural Resources Ltd	2.950%	7/15/30	BBB-	$109,598
74	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB-	88,239
12	Canadian Natural Resources Ltd	6.750%	2/01/39	BBB-	15,818
100	Canadian Pacific Railway Co	2.450%	12/02/31	BBB	98,187
100	Canadian Pacific Railway Co	4.800%	8/01/45	BBB	121,894
100	Cardinal Health Inc	3.410%	6/15/27	BBB	104,896
30	Cardinal Health Inc	4.500%	11/15/44	BBB	31,561
100	Carlisle Cos Inc	2.200%	3/01/32	BBB	93,050
104	Carrier Global Corp	2.722%	2/15/30	BBB-	102,730
100	Carrier Global Corp	3.577%	4/05/50	BBB-	99,526
100	Cenovus Energy Inc	2.650%	1/15/32	BBB-	95,013
100	Cenovus Energy Inc	5.250%	6/15/37	BBB-	114,194
180	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/01/38	BBB-	198,817
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB-	89,661
529	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	584,826
110	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	121,545
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	11,321
100	Church & Dwight Co Inc	2.300%	12/15/31	BBB+	97,273
328	Cigna Corp	4.900%	12/15/48	BBB+	387,848
100	CommonSpirit Health	2.782%	10/01/30	BBB+	99,904
100	Conagra Brands Inc	4.850%	11/01/28	BBB-	111,875
53	Conagra Brands Inc	5.300%	11/01/38	BBB-	63,374
100	Constellation Brands Inc	5.250%	11/15/48	BBB-	122,733
100	Corning Inc	3.900%	11/15/49	BBB+	105,865
242	Crown Castle International Corp	2.500%	7/15/31	BBB	231,100
220	CSX Corp, (3)	2.400%	2/15/30	BBB+	218,436
156	CSX Corp	3.800%	4/15/50	BBB+	165,720
517	CVS Health Corp	4.875%	7/20/35	BBB	603,491
227	CVS Health Corp	4.780%	3/25/38	BBB	261,819
100	Danaher Corp	4.375%	9/15/45	BBB+	115,607
131	Dell International LLC / EMC Corp	6.200%	7/15/30	BBB	159,097
7	Dell International LLC / EMC Corp	8.350%	7/15/46	BBB	11,045
100	Dell International LLC / EMC Corp, 144A	3.450%	12/15/51	BBB	87,905
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	141,074
149	Devon Energy Corp	5.600%	7/15/41	BBB	178,616
130	Diamondback Energy Inc	3.125%	3/24/31	BBB-	128,951
14	Dignity Health	5.267%	11/01/64	BBB+	18,264
257	Discovery Communications LLC	4.000%	9/15/55	BBB-	249,649

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	Dollar General Corp	3.875%	4/15/27	BBB	$117,754
17	Dollar General Corp	4.125%	4/03/50	BBB	18,423
100	Dollar Tree Inc	3.375%	12/01/51	BBB	94,174
106	Dow Chemical Co	4.250%	10/01/34	BBB	116,818
143	Dow Chemical Co	5.250%	11/15/41	BBB	175,528
127	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	156,132
110	Eastman Chemical Co	4.800%	9/01/42	BBB-	125,107
38	Eaton Corp	4.150%	11/02/42	BBB+	42,506
110	eBay Inc	2.600%	5/10/31	BBB+	107,086
67	Energy Transfer LP, (3)	4.150%	9/15/29	BBB-	70,169
510	Energy Transfer LP	5.800%	6/15/38	BBB-	588,709
22	Energy Transfer LP	5.000%	5/15/44	BBB-	22,954
227	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	269,343
100	Enterprise Products Operating LLC	4.250%	2/15/48	BBB+	106,301
100	Enterprise Products Operating LLC	3.300%	2/15/53	BBB+	92,352
142	Enterprise Products Operating LLC	3.950%	1/31/60	BBB+	141,568
100	Equifax Inc	2.350%	9/15/31	BBB	94,088
240	Equinix Inc	2.500%	5/15/31	BBB	229,750
100	Expedia Group Inc	3.800%	2/15/28	BBB-	103,797
24	Expedia Group Inc	3.250%	2/15/30	BBB-	23,945
7	FedEx Corp	3.100%	8/05/29	BBB	7,183
27	FedEx Corp	3.900%	2/01/35	BBB	28,902
315	FedEx Corp	4.050%	2/15/48	BBB	332,514
133	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	125,920
17	Fidelity National Information Services Inc	4.500%	8/15/46	BBB	19,352
260	Fiserv Inc	2.250%	6/01/27	BBB	257,333
214	Fiserv Inc	4.400%	7/01/49	BBB	235,677
100	Flowserve Corp	2.800%	1/15/32	BBB-	94,134
148	Fox Corp	3.500%	4/08/30	BBB	153,452
100	General Mills Inc	4.550%	4/17/38	BBB	112,283
322	General Motors Co	6.600%	4/01/36	BBB-	412,344
100	General Motors Financial Co Inc	3.100%	1/12/32	BBB-	97,906
100	Genuine Parts Co	2.750%	2/01/32	BBB	97,225
242	Gilead Sciences Inc	4.000%	9/01/36	BBB+	267,218
160	Gilead Sciences Inc	4.750%	3/01/46	BBB+	191,767
28	Global Payments Inc	4.450%	6/01/28	BBB-	30,494
122	Global Payments Inc	2.900%	5/15/30	BBB-	119,943
100	Global Payments Inc	2.900%	11/15/31	BBB-	97,884
38	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	41,800
121	Grupo Televisa SAB	6.125%	1/31/46	BBB+	157,253
100	Halliburton Co	4.850%	11/15/35	BBB+	114,251

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Halliburton Co	4.500%	11/15/41	BBB+	$106,615
30	Halliburton Co	4.750%	8/01/43	BBB+	32,863
97	Hasbro Inc	3.900%	11/19/29	BBB-	103,257
131	HCA Inc	4.125%	6/15/29	BBB-	139,547
153	HCA Inc	3.500%	7/15/51	BBB-	141,551
117	Hess Corp	4.300%	4/01/27	BBB-	124,877
72	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	91,017
100	HP Inc	3.400%	6/17/30	BBB	102,326
10	HP Inc	2.650%	6/17/31	Baa2	9,547
28	HP Inc	6.000%	9/15/41	BBB	35,070
100	Huntington Ingalls Industries Inc, 144A	2.043%	8/16/28	BBB-	95,184
10	Huntsman International LLC	2.950%	6/15/31	BBB-	9,773
10	IDEX Corp	2.625%	6/15/31	BBB	9,837
100	Ingredion Inc	2.900%	6/01/30	BBB	100,330
105	International Paper Co	4.800%	6/15/44	BBB	124,263
27	International Paper Co	4.400%	8/15/47	BBB	30,801
100	J M Smucker Co, (3)	2.125%	3/15/32	BBB	93,717
37	J M Smucker Co	4.250%	3/15/35	BBB	41,352
110	Jabil Inc	3.600%	1/15/30	BBB-	114,360
100	Johnson Controls International plc	4.950%	7/02/64	BBB	120,625
100	Kansas City Southern/Old	4.700%	5/01/48	BBB	118,858
112	Kellogg Co	2.100%	6/01/30	BBB	106,839
111	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	114,133
100	Keurig Dr Pepper Inc	4.985%	5/25/38	BBB	118,436
290	Kinder Morgan Energy Partners LP	6.375%	3/01/41	BBB	363,013
100	Kinder Morgan Inc	2.000%	2/15/31	BBB	91,349
100	Kinder Morgan Inc	3.600%	2/15/51	BBB	94,435
94	Kroger Co	2.200%	5/01/30	BBB	90,530
150	Kroger Co	1.700%	1/15/31	BBB	137,525
26	Kroger Co	5.400%	1/15/49	BBB	33,725
52	L3Harris Technologies Inc	2.900%	12/15/29	BBB	52,480
100	L3Harris Technologies Inc	1.800%	1/15/31	BBB	92,110
87	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	85,711
50	Lear Corp	3.500%	5/30/30	BBB	51,764
100	Lear Corp	2.600%	1/15/32	BBB	95,345
100	Leggett & Platt Inc	3.500%	11/15/51	BBB	94,877
110	Leidos Inc	2.300%	2/15/31	BBB-	101,213
110	Lennar Corp	4.750%	11/29/27	BBB-	121,318
100	Lowe's Cos Inc	4.500%	4/15/30	BBB+	112,693
330	Lowe's Cos Inc	2.625%	4/01/31	BBB+	325,030
186	LYB International Finance BV	5.250%	7/15/43	BBB	224,447

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	Magellan Midstream Partners LP	5.150%	10/15/43	BBB+	$126,643
110	Marathon Oil Corp	4.400%	7/15/27	BBB-	117,862
121	Marathon Petroleum Corp	6.500%	3/01/41	BBB	157,869
50	Marriott International Inc/MD	4.650%	12/01/28	BBB-	54,319
100	Marriott International Inc/MD	2.750%	10/15/33	BBB-	93,382
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	29,666
16	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	15,750
110	Martin Marietta Materials Inc	2.400%	7/15/31	BBB	106,734
10	Masco Corp	1.500%	2/15/28	BBB	9,371
100	Masco Corp	2.000%	2/15/31	BBB	92,929
100	McCormick & Co Inc/MD	1.850%	2/15/31	BBB	92,570
326	McDonald's Corp	4.700%	12/09/35	BBB+	380,794
100	MDC Holdings Inc	3.966%	8/06/61	BBB-	88,575
127	Micron Technology Inc	5.327%	2/06/29	BBB-	144,706
85	Molson Coors Beverage Co	4.200%	7/15/46	BBB-	88,670
140	Mondelez International Inc	1.875%	10/15/32	BBB	128,526
110	Moody's Corp	3.250%	1/15/28	BBB+	115,482
100	Moody's Corp	2.000%	8/19/31	BBB+	93,834
110	Mosaic Co	5.450%	11/15/33	BBB-	131,998
100	Motorola Solutions Inc	2.300%	11/15/30	BBB-	93,465
41	Motorola Solutions Inc	2.750%	5/24/31	BBB-	39,752
300	MPLX LP	4.500%	4/15/38	BBB	320,844
15	Mylan Inc	4.550%	4/15/28	BBB-	16,336
150	National Fuel Gas Co	2.950%	3/01/31	BBB-	146,016
41	NetApp Inc	2.700%	6/22/30	BBB	40,289
100	Netflix Inc	5.875%	11/15/28	BBB	115,875
100	Newmont Corp	2.600%	7/15/32	BBB	96,425
100	Newmont Corp	5.875%	4/01/35	BBB	123,866
142	Norfolk Southern Corp	4.800%	8/15/43	BBB+	160,454
100	Norfolk Southern Corp	2.900%	8/25/51	BBB+	91,676
220	Northrop Grumman Corp	4.400%	5/01/30	BBB+	246,706
100	Nucor Corp	2.700%	6/01/30	BBB+	99,661
18	Nucor Corp	2.979%	12/15/55	BBB+	16,449
100	Nutrien Ltd	5.625%	12/01/40	BBB	128,561
50	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB	58,245
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB	95,737
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.250%	11/30/51	BBB	92,556
127	Omnicom Group Inc	4.200%	6/01/30	BBB+	138,951
200	ONEOK Partners LP	6.125%	2/01/41	BBB	240,101
100	Oracle Corp	2.875%	3/25/31	BBB+	96,515
500	Oracle Corp	3.800%	11/15/37	BBB+	485,712

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 639	Oracle Corp	3.650%	3/25/41	BBB+	$594,319
156	Orange SA	5.375%	1/13/42	BBB+	194,826
110	O'Reilly Automotive Inc	4.350%	6/01/28	BBB	120,312
100	Otis Worldwide Corp	2.293%	4/05/27	BBB	99,478
88	Owens Corning	4.300%	7/15/47	BBB	95,795
100	Packaging Corp of America	3.050%	10/01/51	BBB	92,388
100	Parker-Hannifin Corp, (3)	3.250%	3/01/27	BBB+	104,684
44	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	50,391
100	PerkinElmer Inc	2.550%	3/15/31	BBB	97,678
100	Phillips 66	4.650%	11/15/34	BBB+	113,302
27	Phillips 66	5.875%	5/01/42	BBB+	35,557
100	Phillips 66	3.300%	3/15/52	BBB+	93,440
110	Phillips 66 Partners LP	3.150%	12/15/29	BBB-	110,713
14	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	15,069
152	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	155,100
110	PulteGroup Inc	5.000%	1/15/27	BBB-	122,068
100	Qorvo Inc, 144A	1.750%	12/15/24	BBB-	98,121
100	Quanta Services Inc	2.350%	1/15/32	BBB-	92,787
77	Quest Diagnostics Inc	2.800%	6/30/31	BBB	76,569
224	Raytheon Technologies Corp	4.625%	11/16/48	BBB+	268,075
100	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB	90,981
58	RELX Capital Inc	3.000%	5/22/30	BBB+	59,268
39	Republic Services Inc	3.950%	5/15/28	BBB	42,211
110	Republic Services Inc	1.750%	2/15/32	BBB	100,424
130	Rogers Communications Inc	5.000%	3/15/44	BBB+	149,667
100	Roper Technologies Inc	2.950%	9/15/29	BBB	100,976
144	Royalty Pharma PLC	2.150%	9/02/31	BBB-	131,616
14	RPM International Inc	4.250%	1/15/48	BBB-	15,560
148	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	158,785
132	Sands China Ltd	5.400%	8/08/28	BBB-	136,170
100	Sherwin-Williams Co	2.200%	3/15/32	BBB	95,442
110	Sherwin-Williams Co	4.000%	12/15/42	BBB	117,406
100	Sonoco Products Co	2.850%	2/01/32	BBB	98,620
127	Southern Copper Corp	5.250%	11/08/42	BBB+	153,466
131	Southwest Airlines Co, (3)	3.450%	11/16/27	BBB+	135,958
147	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	157,935
242	Starbucks Corp	3.550%	8/15/29	BBB+	255,710
11	Starbucks Corp	3.350%	3/12/50	BBB+	10,650
110	Steel Dynamics Inc	3.450%	4/15/30	BBB-	114,278
123	Stryker Corp	4.100%	4/01/43	BBB+	135,999
211	Suncor Energy Inc	4.000%	11/15/47	BBB+	221,584

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Suzano Austria GmbH	2.500%	9/15/28	BBB-	$94,700
20	Suzano Austria GmbH	3.125%	1/15/32	BBB-	18,500
177	Sysco Corp	5.950%	4/01/30	BBB	214,856
100	Sysco Corp	3.150%	12/14/51	BBB	90,902
200	Takeda Pharmaceutical Co Ltd	3.025%	7/09/40	BBB	187,352
100	Tapestry Inc	3.050%	3/15/32	BBB-	96,462
127	Teck Resources Ltd	6.000%	8/15/40	BBB-	154,870
110	Teledyne FLIR LLC	2.500%	8/01/30	BBB-	106,587
326	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	349,430
100	TELUS Corp	4.300%	6/15/49	BBB+	113,807
71	Textron Inc	3.000%	6/01/30	BBB	71,274
100	Thermo Fisher Scientific Inc	2.600%	10/01/29	BBB+	100,385
100	Thermo Fisher Scientific Inc	2.000%	10/15/31	BBB+	95,059
260	Time Warner Cable LLC	5.500%	9/01/41	BBB-	293,579
686	T-Mobile USA Inc	2.250%	11/15/31	BBB-	631,387
100	T-Mobile USA Inc, 144A	3.400%	10/15/52	BBB-	92,012
70	Toledo Hospital	6.015%	11/15/48	BBB-	83,167
100	Trane Technologies Global Holding Co Ltd	5.750%	6/15/43	BBB	132,502
275	TransCanada PipeLines Ltd	4.100%	4/15/30	BBB+	296,291
75	TransCanada PipeLines Ltd, (3)	5.100%	3/15/49	BBB+	91,921
179	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	183,794
110	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB+	113,392
147	Tyson Foods Inc	5.100%	9/28/48	BBB	186,053
64	United Airlines 2014-1 Class A Pass Through Trust	4.000%	4/11/26	BBB+	66,439
100	Universal Health Services Inc, 144A	1.650%	9/01/26	BBB-	96,401
220	Vale Overseas Ltd	3.750%	7/08/30	BBB-	223,025
198	Valero Energy Corp	4.000%	4/01/29	BBB	209,308
100	Valero Energy Corp	3.650%	12/01/51	BBB	93,107
319	Verizon Communications Inc, 144A	2.355%	3/15/32	BBB+	302,930
1,281	Verizon Communications Inc	4.862%	8/21/46	BBB+	1,566,648
213	Verizon Communications Inc	4.000%	3/22/50	BBB+	228,682
50	VF Corp	2.950%	4/23/30	BBB+	50,552
171	ViacomCBS Inc	4.950%	1/15/31	BBB	194,622
134	ViacomCBS Inc	4.900%	8/15/44	BBB	152,956
232	Viatris Inc	3.850%	6/22/40	BBB-	231,570
30	VMware Inc	1.400%	8/15/26	BBB-	28,737
18	VMware Inc	4.700%	5/15/30	BBB-	20,170
140	Vodafone Group PLC	4.375%	2/19/43	BBB	152,107
200	Vodafone Group PLC	4.875%	6/19/49	BBB	232,584
100	Vontier Corp	2.950%	4/01/31	BBB-	96,573
111	Vulcan Materials Co	3.500%	6/01/30	BBB	116,530

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	Walgreens Boots Alliance Inc	4.650%	6/01/46	BBB	$124,343
100	Waste Connections Inc	2.200%	1/15/32	BBB+	94,542
100	Waste Management Inc	3.900%	3/01/35	BBB+	107,717
110	Westinghouse Air Brake Technologies Corp	4.950%	9/15/28	BBB-	122,424
100	Westlake Chemical Corp	3.125%	8/15/51	BBB	90,020
100	Weyerhaeuser Co	4.000%	4/15/30	BBB	108,032
77	Whirlpool Corp	5.150%	3/01/43	BBB	91,551
100	Williams Cos Inc	2.600%	3/15/31	BBB	96,227
100	WRKCo Inc	4.900%	3/15/29	BBB	112,790
110	Xylem Inc/NY	2.250%	1/30/31	BBB	105,152
100	Yamana Gold Inc	2.630%	8/15/31	BBB-	94,511
100	Zimmer Biomet Holdings Inc	4.250%	8/15/35	BBB	108,339
6	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	7,743
118	Zoetis Inc	4.700%	2/01/43	BBB	140,901
42,887	Total Industrial				45,801,821
	Utility – 9.5%
300	AEP Texas Inc	2.100%	7/01/30	BBB+	280,598
223	AEP Texas Inc	3.800%	10/01/47	BBB+	225,011
81	Alabama Power Co	5.200%	6/01/41	A	98,620
30	Alabama Power Co	3.125%	7/15/51	A	28,568
100	Alabama Power Co	3.000%	3/15/52	A	92,694
100	Ameren Corp	1.950%	3/15/27	BBB	98,310
140	Ameren Corp	1.750%	3/15/28	BBB	132,498
200	Ameren Corp	3.500%	1/15/31	BBB	209,590
200	American Electric Power Co Inc	4.300%	12/01/28	BBB	217,517
200	American Electric Power Co Inc	2.300%	3/01/30	BBB	192,206
200	American Electric Power Co Inc	3.875%	2/15/62	BBB-	196,188
100	Avangrid Inc	3.800%	6/01/29	BBB	106,842
136	Black Hills Corp	3.150%	1/15/27	BBB+	139,465
10	Black Hills Corp	4.200%	9/15/46	BBB+	10,756
165	Black Hills Corp	3.875%	10/15/49	BBB+	169,860
100	CenterPoint Energy Inc	4.250%	11/01/28	BBB	108,904
100	CenterPoint Energy Inc	2.950%	3/01/30	BBB	100,569
141	CenterPoint Energy Inc	2.650%	6/01/31	BBB	137,826
100	CenterPoint Energy Inc	3.700%	9/01/49	BBB	101,801
150	Cleco Corporate Holdings LLC	4.973%	5/01/46	BBB-	172,936
100	CMS Energy Corp	4.875%	3/01/44	BBB	119,946
200	CMS Energy Corp	4.750%	6/01/50	BBB-	211,440
209	CMS Energy Corp	3.750%	12/01/50	BBB-	199,566
185	Dayton Power & Light Co	3.950%	6/15/49	BBB+	200,538

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 211	Delmarva Power & Light Co	4.000%	6/01/42	A	$220,330
300	Dominion Energy Inc	3.600%	3/15/27	BBB	318,368
100	Dominion Energy Inc	2.250%	8/15/31	BBB	95,168
74	Dominion Energy Inc	5.250%	8/01/33	BBB	87,441
875	Dominion Energy Inc	4.900%	8/01/41	BBB	1,024,635
100	Dominion Energy South Carolina Inc	2.300%	12/01/31	A	97,182
200	Duke Energy Corp	3.150%	8/15/27	BBB	207,643
200	Duke Energy Corp	3.400%	6/15/29	BBB	207,562
300	Duke Energy Corp	2.450%	6/01/30	BBB	291,081
60	Duke Energy Corp	2.550%	6/15/31	BBB	58,016
300	Duke Energy Corp	3.300%	6/15/41	BBB	287,466
800	Duke Energy Corp	3.950%	8/15/47	BBB	832,784
234	El Paso Electric Co	5.000%	12/01/44	Baa2	275,619
30	Emera US Finance LP	2.639%	6/15/31	BBB-	28,794
318	Emera US Finance LP	4.750%	6/15/46	BBB-	356,579
100	Enel Chile SA	4.875%	6/12/28	BBB+	109,360
100	Entergy Corp	1.900%	6/15/28	BBB	95,271
100	Entergy Corp	2.800%	6/15/30	BBB	98,351
242	Entergy Corp	2.400%	6/15/31	BBB	231,105
100	Entergy Corp	3.750%	6/15/50	BBB	102,391
143	Essential Utilities Inc	2.704%	4/15/30	BBB+	141,897
230	Essential Utilities Inc	3.351%	4/15/50	BBB+	222,718
100	Evergy Inc	2.900%	9/15/29	BBB	100,014
100	Eversource Energy	3.300%	1/15/28	BBB+	103,649
100	Eversource Energy	4.250%	4/01/29	BBB+	109,307
100	Eversource Energy	1.650%	8/15/30	BBB+	91,253
110	Eversource Energy	2.550%	3/15/31	BBB+	107,206
150	Eversource Energy	3.450%	1/15/50	BBB+	150,964
250	Exelon Corp	4.050%	4/15/30	BBB	270,238
431	Exelon Corp	4.950%	6/15/35	BBB	491,589
296	Exelon Corp	5.100%	6/15/45	BBB	360,033
18	Exelon Corp	4.450%	4/15/46	BBB	20,612
100	Exelon Corp	4.700%	4/15/50	BBB	118,515
429	Exelon Generation Co LLC	5.600%	6/15/42	BBB-	491,322
100	Florida Power & Light Co	2.450%	2/03/32	AA-	99,010
100	Florida Power & Light Co	2.875%	12/04/51	AA-	94,885
68	Iberdrola International BV	6.750%	7/15/36	BBB+	95,641
100	Interstate Power and Light Co	3.600%	4/01/29	BBB+	106,408
200	Interstate Power and Light Co	2.300%	6/01/30	BBB+	192,457
289	Interstate Power and Light Co	4.700%	10/15/43	BBB+	346,083
250	IPALCO Enterprises Inc	4.250%	5/01/30	BBB-	264,580

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 168	ITC Holdings Corp	5.300%	7/01/43	BBB	$208,207
108	National Grid USA	5.803%	4/01/35	BBB	130,604
400	NextEra Energy Capital Holdings Inc	1.875%	1/15/27	BBB+	391,972
352	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	341,144
200	NextEra Energy Capital Holdings Inc	3.500%	4/01/29	BBB+	209,798
400	NextEra Energy Capital Holdings Inc	2.750%	11/01/29	BBB+	401,783
350	NextEra Energy Capital Holdings Inc	2.250%	6/01/30	BBB+	336,683
200	NextEra Energy Capital Holdings Inc	2.440%	1/15/32	BBB+	192,862
200	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	222,271
300	NextEra Energy Capital Holdings Inc	3.800%	3/15/82	BBB	294,080
250	NiSource Inc	3.490%	5/15/27	BBB	262,737
250	NiSource Inc	3.600%	5/01/30	BBB	262,501
693	NiSource Inc	5.950%	6/15/41	BBB	901,638
296	NiSource Inc	5.650%	2/01/45	BBB	376,926
225	NiSource Inc	3.950%	3/30/48	BBB	239,906
84	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	107,958
220	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	225,447
147	Oglethorpe Power Corp	4.250%	4/01/46	BBB+	148,548
25	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	30,202
300	Oglethorpe Power Corp	5.250%	9/01/50	BBB+	367,235
110	ONE Gas Inc	4.658%	2/01/44	BBB+	129,083
150	ONE Gas Inc	4.500%	11/01/48	BBB+	175,268
400	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	399,343
542	Pacific Gas and Electric Co	3.000%	6/15/28	BBB-	527,560
400	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	402,898
400	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	416,244
250	Pacific Gas and Electric Co	2.500%	2/01/31	BBB-	228,540
100	Pacific Gas and Electric Co	3.250%	6/01/31	BBB-	96,007
1,942	Pacific Gas and Electric Co	4.200%	6/01/41	BBB-	1,842,762
298	Pacific Gas and Electric Co, (3)	3.750%	8/15/42	BBB-	260,499
706	Pacific Gas and Electric Co	4.300%	3/15/45	BBB-	661,683
214	Pacific Gas and Electric Co	4.000%	12/01/46	BBB-	195,868
250	Pacific Gas and Electric Co	3.950%	12/01/47	BBB-	224,108
350	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	357,324
158	Pennsylvania Electric Co	6.150%	10/01/38	BBB	206,959
200	Piedmont Natural Gas Co Inc	3.500%	6/01/29	BBB+	209,013
250	Piedmont Natural Gas Co Inc	2.500%	3/15/31	BBB+	241,300
200	Piedmont Natural Gas Co Inc	3.640%	11/01/46	BBB+	199,309
200	Piedmont Natural Gas Co Inc	3.350%	6/01/50	BBB+	193,392
130	Public Service Co of New Hampshire	2.200%	6/15/31	A+	125,727
100	Public Service Electric and Gas Co	1.900%	8/15/31	A	94,430

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 100	Public Service Enterprise Group Inc	1.600%	8/15/30	BBB	$90,231
10	Puget Energy Inc	2.379%	6/15/28	BBB-	9,650
120	Puget Energy Inc	4.100%	6/15/30	Baa3	127,184
200	Sempra Energy	3.250%	6/15/27	BBB	206,875
200	Sempra Energy	3.400%	2/01/28	BBB	208,857
440	Sempra Energy	3.800%	2/01/38	BBB	459,982
225	Sempra Energy	4.000%	2/01/48	BBB	237,646
200	Sempra Energy	4.125%	4/01/52	BBB-	194,721
100	Southern California Edison Co	0.975%	8/01/24	A-	98,121
200	Southern California Edison Co	2.750%	2/01/32	A-	197,767
10	Southern California Edison Co	3.650%	6/01/51	A-	9,989
300	Southern Co	1.750%	3/15/28	BBB	283,977
300	Southern Co	3.700%	4/30/30	BBB	316,593
250	Southern Co	4.250%	7/01/36	BBB	268,450
300	Southern Co	4.400%	7/01/46	BBB	331,508
132	Southern Co	3.750%	9/15/51	BBB-	128,815
8	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	8,812
300	Southern Co Gas Capital Corp	3.950%	10/01/46	BBB+	310,524
282	Southern Co Gas Capital Corp	4.400%	5/30/47	BBB+	312,493
500	Southern Power Co	5.150%	9/15/41	BBB+	577,797
500	Southern Power Co	5.250%	7/15/43	BBB+	595,107
279	Southern Power Co	4.950%	12/15/46	BBB+	321,768
150	Southwest Gas Corp	2.200%	6/15/30	BBB+	142,096
200	Southwest Gas Corp	4.150%	6/01/49	BBB+	214,032
200	Southwestern Electric Power Co	4.100%	9/15/28	BBB+	215,656
545	Southwestern Electric Power Co	3.900%	4/01/45	BBB+	554,875
100	Southwestern Electric Power Co	3.250%	11/01/51	BBB+	93,604
153	Southwestern Public Service Co	6.000%	10/01/36	BBB+	195,502
28	Spire Inc	4.700%	8/15/44	BBB	30,740
100	Virginia Electric and Power Co	2.300%	11/15/31	A-	97,557
200	Virginia Electric and Power Co	2.400%	3/30/32	A-	195,277
100	WEC Energy Group Inc	2.200%	12/15/28	BBB+	97,452
10	Wisconsin Electric Power Co	1.700%	6/15/28	A	9,628
68	Wisconsin Power and Light Co	4.100%	10/15/44	A-	74,076
100	Wisconsin Public Service Corp	2.850%	12/01/51	A	91,720
300	Xcel Energy Inc	1.750%	3/15/27	BBB+	292,391
100	Xcel Energy Inc	4.000%	6/15/28	BBB+	108,087
150	Xcel Energy Inc	2.350%	11/15/31	BBB+	146,019
286	Xcel Energy Inc	4.800%	9/15/41	BBB+	333,583
32,142	Total Utility				33,584,757
$ 98,059	Total Corporate Debt (cost $108,347,280)				102,958,259

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 28.1%
$ 13	United States Treasury Note/Bond	1.750%	6/15/22	AAA	$13,066
2,100	United States Treasury Note/Bond	0.125%	1/31/23	AAA	2,085,562
3,950	United States Treasury Note/Bond	0.125%	4/30/23	AAA	3,911,580
840	United States Treasury Note/Bond	0.125%	5/31/23	AAA	830,681
16,199	United States Treasury Note/Bond	0.125%	6/30/23	AAA	16,001,575
2,000	United States Treasury Note/Bond	0.125%	7/31/23	AAA	1,972,969
3,000	United States Treasury Note/Bond	0.125%	8/31/23	AAA	2,956,055
1,700	United States Treasury Note/Bond	0.250%	9/30/23	AAA	1,676,891
1,800	United States Treasury Note/Bond	0.375%	10/31/23	AAA	1,777,008
800	United States Treasury Note/Bond	0.500%	11/30/23	AAA	790,594
2,900	United States Treasury Note/Bond	0.750%	12/31/23	AAA	2,877,344
634	United States Treasury Note/Bond	0.375%	4/30/25	AAA	612,850
2,208	United States Treasury Note/Bond	0.250%	9/30/25	AAA	2,110,624
2,695	United States Treasury Note/Bond	0.250%	10/31/25	AAA	2,572,041
425	United States Treasury Note/Bond	0.375%	1/31/26	A	405,759
425	United States Treasury Note/Bond	0.750%	3/31/26	AAA	411,104
9,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	8,890,578
2,565	United States Treasury Note/Bond	0.750%	5/31/26	AAA	2,476,027
25,349	United States Treasury Note/Bond	0.875%	6/30/26	AAA	24,584,569
800	United States Treasury Note/Bond	1.125%	10/31/26	AAA	782,156
1,200	United States Treasury Note/Bond	1.250%	12/31/26	AAA	1,179,562
976	United States Treasury Note/Bond	3.125%	11/15/28	AAA	1,062,467
483	United States Treasury Note/Bond	2.375%	5/15/29	AAA	503,773
557	United States Treasury Note/Bond	1.625%	8/15/29	AAA	552,779
2,432	United States Treasury Note/Bond	0.625%	5/15/30	AAA	2,221,005
1,383	United States Treasury Note/Bond	0.875%	11/15/30	AAA	1,283,975
6,060	United States Treasury Note/Bond	1.625%	5/15/31	AAA	5,987,091
850	United States Treasury Note/Bond	1.375%	11/15/31	AAA	819,055
444	United States Treasury Note/Bond	1.875%	2/15/41	AAA	423,239
450	United States Treasury Note/Bond	2.000%	11/15/41	AAA	437,414
5,594	United States Treasury Note/Bond	1.875%	2/15/51	AA+	5,298,130
420	United States Treasury Note/Bond	2.375%	5/15/51	AAA	444,609
100	United States Treasury Note/Bond	2.000%	8/15/51	AAA	97,547
100	United States Treasury Note/Bond	1.875%	11/15/51	AAA	94,812
1,183	United States Treasury Note/Bond - When Issued	1.125%	2/28/25	AAA	1,173,065
$ 101,835	Total U.S. Treasury (cost $101,907,390)				99,317,556

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 7.2%
	Government Agency – 0.6%
$ 250	Federal Home Loan Mortgage Corp	6.250%	7/15/32	AAA	$350,167
125	Federal Home Loan Mortgage Corp	1.310%	8/17/33	Aaa	113,511
1	Federal National Mortgage Association	1.875%	9/24/26	N/R	1,012
72	Federal National Mortgage Association	6.625%	11/15/30	N/R	99,198
100	Federal National Mortgage Association	5.625%	7/15/37	N/R	144,267
161	Kreditanstalt fuer Wiederaufbau	1.000%	10/01/26	AAA	156,112
750	Tennessee Valley Authority	5.250%	9/15/39	AAA	1,026,419
199	Tennessee Valley Authority	3.500%	12/15/42	AAA	225,478
1,658	Total Government Agency				2,116,164
	Municipal Bonds – 2.6% (5)
150	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B (No Optional Call)	7.834%	2/15/41	A3	239,788
150	Bay Area Toll Authority (Optional Call: 4/31 at 100.00)	3.126%	4/01/55	N/R	144,333
91	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	A1	133,279
20	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	Aaa	23,927
150	California State University (No Optional Call)	2.719%	11/01/52	Aa2	139,829
50	California State University, Systemwide Revenue Bonds, Taxable Series 2021B (Optional Call: 11/31 at 100.00)	2.939%	11/01/52	Aa2	46,857
50	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA-	79,839
500	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010 (No Optional Call)	7.600%	11/01/40	Aa3	825,601
70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009 (No Optional Call)	5.720%	12/01/38	AA+	94,480
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A2	62,098
150	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension Funding Taxable Series 2008B (No Optional Call)	6.899%	12/01/40	A+	208,460
40	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Taxable Series 2021A (No Optional Call)	2.991%	6/01/42	N/R	39,659
91	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A1	100,973
50	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D (No Optional Call)	6.229%	11/15/34	A+	66,371
150	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable Refunding Senior Lien Series 2021A (Optional Call: 12/31 at 100.00)	2.613%	12/01/48	N/R	138,116
40	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Taxable Refunding Series 2021C (Optional Call: 11/31 at 100.00)	2.843%	11/01/46	N/R	39,386
91	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A2	100,944

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (5) (continued)
$ 100	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021C (No Optional Call)	2.202%	3/15/34	N/R	$95,602
140	European Investment Bank (No Optional Call)	0.750%	10/26/26	AAA	134,277
100	Golden State Tobacco Securitization Corp (Optional Call: 12/31 at 100.00)	4.214%	6/01/50	N/R	95,243
100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B (Optional Call: 6/31 at 100.00)	2.746%	6/01/34	N/R	97,551
150	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B. Tela Supported (Optional Call: 4/30 at 100.00)	3.236%	10/01/52	Aa2	151,235
21	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	22,201
886	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	986,685
148	Inter-American Development Bank (No Optional Call)	4.375%	1/24/44	Aaa	196,371
100	International Bank for Reconstruction & Development (No Optional Call)	1.625%	11/03/31	AAA	97,630
100	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas KPERS Projects, Taxable Series 2021K (No Optional Call)	2.774%	5/01/51	N/R	93,997
70	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.600%	8/01/42	Aa1	107,786
30	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.750%	8/01/49	Aa1	50,009
30	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Taxable Build America Bond Series 2009C (No Optional Call)	6.008%	7/01/39	Aa2	38,930
91	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	AA-	115,728
50	Massachusetts State, General Obligation Bonds, Taxable Refunding Series 2019D (No Optional Call)	2.663%	9/01/39	Aa1	49,658
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A-	73,491
11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	Aa3	11,498
95	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A-	138,343
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	68,500
350	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A (No Optional Call)	7.102%	1/01/41	A2	537,814
135	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010CC (No Optional Call)	5.882%	6/15/44	Aa1	198,314
100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA (No Optional Call)	5.440%	6/15/43	Aa1	139,318

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (5) (continued)
$ 75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010B-1 (No Optional Call)	5.572%	11/01/38	AAA	$94,737
82	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	N/R	83,714
100	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Taxable Series 2021A (Optional Call: 1/31 at 100.00)	3.011%	1/01/43	N/R	98,091
120	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C (No Optional Call)	4.910%	6/01/40	Aa2	159,016
30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	Aa2	34,841
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	Aa1	24,443
150	Port Authority of New York & New Jersey (Optional Call: 8/31 at 100.00)	3.139%	2/15/51	N/R	147,436
400	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Fifth Series 2021 (Optional Call: 7/31 at 100.00)	3.175%	7/15/60	Aa3	384,348
325	Province of British Columbia Canada (No Optional Call)	1.300%	1/29/31	AA+	306,171
75	Sales Tax Securitization Corp (No Optional Call)	3.238%	1/01/42	N/R	72,339
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	33,528
140	San Antonio, Texas, Electric and Gas System Revenue Bonds, Build America Taxable Bond Series 2010A (No Optional Call)	5.718%	2/01/41	AA	189,000
50	State of California (Optional Call: 4/28 at 100.00)	4.500%	4/01/33	Aa3	56,770
600	State of California (Optional Call: 4/28 at 100.00)	4.600%	4/01/38	Aa3	680,733
42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	50,314
333	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	Aaa	290,756
82	Tucson, Arizona, Certificates of Participation, Taxable Series 2021A (No Optional Call)	2.856%	7/01/47	A+	79,377
200	University of California (Optional Call: 5/31 at 100.00)	3.071%	5/15/51	Aa2	193,762
100	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H (No Optional Call)	6.548%	5/15/48	Aa3	149,883
60	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Series 2020N (Optional Call: 11/49 at 100.00)	3.006%	5/15/50	Aa3	59,503
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	Aa2	61,219
7,876	Total Municipal Bonds				9,234,102
	Sovereign Debt – 4.0%
20	Chile Government International Bond	2.550%	1/27/32	A	19,326
450	Chile Government International Bond	2.550%	7/27/33	A	422,406
200	Chile Government International Bond	3.500%	1/31/34	A-	204,400
100	Chile Government International Bond	3.625%	10/30/42	A	99,700
300	Chile Government International Bond	3.500%	1/25/50	A	288,453
200	Chile Government International Bond	3.250%	9/21/71	A	173,296

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$ 400	Colombia Government International Bond	3.250%	4/22/32	BBB-	$340,000
600	Colombia Government International Bond	4.125%	2/22/42	BBB-	474,900
200	Colombia Government International Bond	5.000%	6/15/45	BBB-	169,952
250	Colombia Government International Bond	5.200%	5/15/49	BBB-	215,310
200	Colombia Government International Bond, (3)	4.125%	5/15/51	BBB-	151,884
200	Colombia Government International Bond, (3)	3.875%	2/15/61	BBB-	145,448
150	Hungary Government International Bond	7.625%	3/29/41	BBB	235,393
100	Indonesia Government International Bond	4.350%	1/11/48	Baa2	106,212
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	42,023
600	Indonesia Government International Bond	3.350%	3/12/71	BBB	527,515
100	Israel Government International Bond	4.500%	1/30/43	A+	121,501
200	Korea International Bond	3.875%	9/20/48	AA	249,002
1,500	Mexico Government International Bond	4.280%	8/14/41	BBB	1,468,935
1,108	Mexico Government International Bond	5.550%	1/21/45	BBB	1,256,328
66	Mexico Government International Bond	4.350%	1/15/47	BBB	63,869
738	Mexico Government International Bond	4.400%	2/12/52	BBB	709,151
250	Mexico Government International Bond	3.771%	5/24/61	BBB	213,645
1,410	Panama Government International Bond	4.500%	5/15/47	BBB	1,457,573
725	Peruvian Government International Bond	1.862%	12/01/32	BBB+	636,833
200	Peruvian Government International Bond	3.000%	1/15/34	BBB+	192,000
200	Peruvian Government International Bond	3.300%	3/11/41	BBB+	187,440
160	Peruvian Government International Bond	3.550%	3/10/51	BBB+	153,632
148	Peruvian Government International Bond	2.780%	12/01/60	BBB+	118,344
100	Peruvian Government International Bond	3.600%	1/15/72	BBB+	88,250
225	Peruvian Government International Bond	3.230%	7/28/21	BBB+	174,787
400	Philippine Government International Bond	1.950%	1/06/32	BBB	376,521
150	Philippine Government International Bond	3.950%	1/20/40	BBB	157,413
650	Philippine Government International Bond	3.700%	3/01/41	BBB	662,630
200	Philippine Government International Bond	3.200%	7/06/46	BBB	190,065
90	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	108,355
500	Republic of Italy Government International Bond	4.000%	10/17/49	N/R	526,726
474	State of Israel	3.375%	1/15/50	A+	483,821
646	Uruguay Government International Bond	5.100%	6/18/50	BBB	803,404
150	Uruguay Government International Bond	4.975%	4/20/55	BBB	185,337
14,404	Total Sovereign Debt				14,201,780
$ 23,938	Total Government Related (cost $26,815,797)				25,552,046
	Total Long-Term Investments (cost $362,408,424)				350,635,681

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%
	MONEY MARKET FUNDS – 0.2%
898,212	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.050% (7)	$ 898,212
	Total Investments Purchased with Collateral from Securities Lending (cost $898,212)		898,212
	Total Investments (cost $363,306,636) – 99.5%		351,533,893
	Other Assets Less Liabilities – 0.5%		1,730,130
	Net Assets – 100%		$ 353,264,023
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $872,536.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(6)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
N/A	Not Applicable.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.3%
	CORPORATE DEBT – 43.5%
	Financials – 19.7%
$ 30	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB-	$30,906
130	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	135,999
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	BBB-	147,317
20	Aflac Inc	1.125%	3/15/26	A-	19,325
100	Air Lease Corp	0.800%	8/18/24	BBB	96,787
50	Air Lease Corp	1.875%	8/15/26	BBB	47,931
41	Aircastle Ltd	4.400%	9/25/23	BBB-	42,471
50	Allstate Corp	5.750%	8/15/53	BBB	51,864
45	Ally Financial Inc	3.875%	5/21/24	BBB-	46,746
40	Ally Financial Inc	5.125%	9/30/24	BBB-	43,160
37	American Express Co	3.400%	2/22/24	A-	38,276
51	American International Group Inc	4.125%	2/15/24	BBB+	53,513
40	American International Group Inc	3.750%	7/10/25	BBB+	42,263
25	Anthem Inc	2.375%	1/15/25	BBB+	25,359
45	Aon Corp	2.200%	11/15/22	BBB+	45,446
74	Ares Capital Corp	3.250%	7/15/25	BBB-	75,371
7	Assured Guaranty US Holdings Inc	5.000%	7/01/24	BBB+	7,507
200	Banco Santander SA	1.849%	3/25/26	A-	194,848
60	Bank of America Corp	0.976%	4/22/25	A	58,797
80	Bank of America Corp	3.366%	1/23/26	A	82,725
210	Bank of America Corp	1.734%	7/22/27	A	203,678
20	Bank of Montreal	0.625%	7/09/24	A	19,432
30	Bank of Montreal	1.250%	9/15/26	A	28,797
60	Bank of New York Mellon Corp	0.750%	1/28/26	A+	57,532
20	Bank of Nova Scotia	0.700%	4/15/24	A	19,547
100	Bank of Nova Scotia	1.350%	6/24/26	A	96,808
110	Barclays PLC	3.932%	5/07/25	BBB+	114,159
200	Barclays PLC	2.279%	11/24/27	BBB+	195,868
50	BGC Partners Inc	3.750%	10/01/24	BBB-	51,496
100	Blackstone Private Credit Fund, 144A	2.350%	11/22/24	BBB-	98,566
100	Blackstone Private Credit Fund, 144A	2.700%	1/15/25	BBB-	98,961
40	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	39,300
20	Boston Properties LP	3.800%	2/01/24	BBB+	20,689
50	Capital One Financial Corp	3.750%	4/24/24	BBB+	52,066
208	Capital One Financial Corp	3.300%	10/30/24	BBB+	215,378

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 50	Charles Schwab Corp	1.150%	5/13/26	A	$48,440
30	Chubb INA Holdings Inc	3.150%	3/15/25	A	31,261
73	Citigroup Inc	4.044%	6/01/24	A-	75,479
60	Citigroup Inc	3.875%	3/26/25	BBB	62,753
10	Citigroup Inc	0.981%	5/01/25	A-	9,789
100	Citigroup Inc	1.281%	11/03/25	A-	97,983
100	Citigroup Inc	2.014%	1/25/26	A-	99,795
100	Citigroup Inc	1.462%	6/09/27	A-	95,960
50	CNA Financial Corp	3.950%	5/15/24	BBB+	52,136
80	Cooperatieve Rabobank UA	4.375%	8/04/25	BBB+	85,160
140	Credit Suisse Group AG	3.750%	3/26/25	BBB+	145,683
10	Deutsche Bank AG/London	3.700%	5/30/24	BBB	10,363
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB	206,893
250	Discover Bank	2.450%	9/12/24	BBB	252,481
100	Fifth Third Bancorp	1.707%	11/01/27	BBB+	97,167
100	Goldman Sachs Group Inc	3.625%	2/20/24	A-	103,417
70	Goldman Sachs Group Inc	3.750%	5/22/25	A-	73,249
100	Goldman Sachs Group Inc	1.948%	10/21/27	A-	97,326
90	HSBC Holdings PLC	0.976%	5/24/25	A	87,874
160	HSBC Holdings PLC	4.300%	3/08/26	A	171,559
16	Humana Inc	2.900%	12/15/22	BBB	16,246
90	JPMorgan Chase & Co	0.768%	8/09/25	A	87,375
134	JPMorgan Chase & Co	2.005%	3/13/26	A	133,338
100	JPMorgan Chase & Co	1.578%	4/22/27	A	96,743
50	Lincoln National Corp	4.000%	9/01/23	BBB+	51,930
200	Lloyds Banking Group PLC	1.627%	5/11/27	A-	192,746
100	Main Street Capital Corp	3.000%	7/14/26	BBB-	97,962
16	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	16,732
15	MetLife Inc	3.600%	4/10/24	A-	15,655
100	Mid-America Apartments LP	1.100%	9/15/26	BBB+	94,686
110	Mitsubishi UFJ Financial Group Inc	0.953%	7/19/25	A	107,225
27	Morgan Stanley	3.700%	10/23/24	A	28,225
100	Morgan Stanley	0.790%	5/30/25	A	97,392
100	Morgan Stanley	1.164%	10/21/25	A	97,840
100	Morgan Stanley	1.593%	5/04/27	A	96,551
50	Nasdaq Inc	4.250%	6/01/24	BBB	52,560
270	NatWest Group PLC	4.269%	3/22/25	BBB+	281,910
80	Nomura Holdings Inc	1.653%	7/14/26	BBB+	76,924
10	Oaktree Specialty Lending Corp	2.700%	1/15/27	Baa3	9,694
10	Office Properties Income Trust	2.650%	6/15/26	BBB-	9,784
50	Old Republic International Corp	3.875%	8/26/26	BBB	53,092

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 50	Owl Rock Capital Corp	3.750%	7/22/25	BBB-	$50,858
50	PNC Financial Services Group Inc	1.150%	8/13/26	A-	48,403
11	Prudential Financial Inc	5.625%	6/15/43	BBB+	11,386
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	52,662
10	Royal Bank of Canada	0.750%	10/07/24	A+	9,714
50	Royal Bank of Canada	1.200%	4/27/26	A+	48,185
100	Royal Bank of Canada	2.050%	1/21/27	A+	98,968
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB	83,392
100	Santander Holdings USA Inc	2.490%	1/06/28	BBB	98,462
110	Santander UK Group Holdings PLC	4.796%	11/15/24	BBB+	115,514
45	State Street Corp	3.700%	11/20/23	A+	46,854
120	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	124,037
20	SVB Financial Group	1.800%	10/28/26	BBB+	19,608
10	Symetra Financial Corp	4.250%	7/15/24	BBB	10,491
60	Synchrony Financial	4.375%	3/19/24	BBB-	62,730
50	Toronto-Dominion Bank	1.200%	6/03/26	A	48,085
30	Toronto-Dominion Bank	1.250%	9/10/26	A+	28,790
21	Trinity Acquisition PLC	4.625%	8/15/23	BBB	21,852
96	Truist Bank	3.689%	8/02/24	A	99,101
20	Ventas Realty LP	3.750%	5/01/24	BBB+	20,727
10	Vornado Realty LP	2.150%	6/01/26	BBB	9,843
18	Wells Fargo & Co	3.500%	3/08/22	A	18,053
101	Wells Fargo & Co	3.750%	1/24/24	A	104,995
100	Wells Fargo & Co	0.805%	5/19/25	A	97,527
110	Wells Fargo & Co	3.550%	9/29/25	A	115,495
60	Westpac Banking Corp	1.150%	6/03/26	AA-	57,993
7,678	Total Financials				7,721,991
	Industrial – 8.5%
85	Altria Group Inc	2.350%	5/06/25	BBB+	85,589
80	American Tower Corp	2.400%	3/15/25	BBB	80,421
35	Amgen Inc	1.900%	2/21/25	BBB+	35,040
50	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	3.650%	2/01/26	BBB+	52,937
50	Anheuser-Busch InBev Finance Inc	3.650%	2/01/26	BBB+	52,937
110	AT&T Inc	3.400%	5/15/25	BBB	114,701
30	AutoZone Inc	3.250%	4/15/25	BBB	31,066
50	BAT International Finance PLC	1.668%	3/25/26	BBB	48,160
85	Boeing Co	4.875%	5/01/25	BBB-	91,478
100	BP Capital Markets PLC	4.375%	N/A (3)	BBB+	102,500
100	Broadcom Inc	3.150%	11/15/25	BBB-	102,857
100	Canadian Pacific Railway Co	1.750%	12/02/26	BBB	98,122

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 20	Carrier Global Corp	2.242%	2/15/25	BBB-	$20,171
19	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	19,941
30	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	32,372
30	CNH Industrial Capital LLC	1.450%	7/15/26	BBB	28,709
15	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB	15,680
10	Diamondback Energy Inc	4.750%	5/31/25	BBB-	10,794
10	DXC Technology Co	1.800%	9/15/26	BBB	9,674
100	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	A-	101,781
100	eBay Inc	1.400%	5/10/26	BBB+	96,573
100	Enbridge Inc	1.600%	10/04/26	BBB+	96,874
45	Equifax Inc	2.600%	12/15/25	BBB	45,663
30	Equinix Inc	1.450%	5/15/26	BBB	28,929
50	Fidelity National Information Services Inc	0.600%	3/01/24	BBB	48,756
70	Fiserv Inc	3.800%	10/01/23	BBB	72,410
70	Fiserv Inc	2.750%	7/01/24	BBB	71,386
20	Fox Corp	4.030%	1/25/24	BBB	20,905
100	General Motors Financial Co Inc	1.250%	1/08/26	BBB-	95,611
90	Gilead Sciences Inc	3.500%	2/01/25	BBB+	93,887
59	Global Payments Inc	4.000%	6/01/23	BBB-	60,720
100	Global Payments Inc	1.500%	11/15/24	BBB-	98,566
30	HCA Inc	5.250%	4/15/25	BBB-	32,634
50	Hewlett Packard Enterprise Co	4.900%	10/15/25	BBB	54,050
10	HP Inc	2.200%	6/17/25	BBB	10,019
20	HP Inc	1.450%	6/17/26	BBB	19,234
36	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	37,164
10	Kinder Morgan Inc	1.750%	11/15/26	BBB	9,742
30	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	29,087
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	49,813
9	Marriott International Inc/MD	5.750%	5/01/25	BBB-	9,967
10	McDonald's Corp	3.250%	6/10/24	BBB+	10,371
100	McKesson Corp	1.300%	8/15/26	BBB+	95,658
45	Moody's Corp	3.750%	3/24/25	BBB+	47,352
100	National Fuel Gas Co	5.200%	7/15/25	BBB-	108,029
30	PayPal Holdings Inc	2.400%	10/01/24	A-	30,564
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,282
50	Roper Technologies Inc	2.350%	9/15/24	BBB	50,562
10	Ryder System Inc	2.500%	9/01/24	BBB	10,161
45	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	49,146
50	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	BBB	51,830

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 10	Southern Copper Corp	3.875%	4/23/25	BBB+	$10,505
20	Steel Dynamics Inc	2.800%	12/15/24	BBB-	20,480
50	Stryker Corp	1.150%	6/15/25	BBB+	48,670
100	Thermo Fisher Scientific Inc	1.215%	10/18/24	BBB+	98,563
50	T-Mobile USA Inc	3.500%	4/15/25	BBB-	51,886
30	TransCanada PipeLines Ltd	1.000%	10/12/24	BBB+	29,320
50	Valero Energy Corp	2.850%	4/15/25	BBB	51,029
50	Valero Energy Corp	3.400%	9/15/26	BBB	51,963
70	Verizon Communications Inc	0.850%	11/20/25	BBB+	67,081
100	VMware Inc	1.400%	8/15/26	BBB-	95,790
100	Walgreens Boots Alliance Inc	0.950%	11/17/23	BBB	98,864
25	Williams Cos Inc	3.900%	1/15/25	BBB	26,319
3,293	Total Industrial				3,331,345
	Utility – 15.3%
100	AES Corp	1.375%	1/15/26	BBB-	95,514
50	Ameren Corp	2.500%	9/15/24	BBB	50,749
20	Ameren Corp	1.950%	3/15/27	BBB	19,662
100	American Electric Power Co Inc	2.031%	3/15/24	BBB	100,100
100	American Electric Power Co Inc	1.000%	11/01/25	BBB	96,325
48	American Water Capital Corp	3.850%	3/01/24	A-	49,943
100	American Water Capital Corp	3.000%	12/01/26	A-	103,633
85	Avangrid Inc	3.150%	12/01/24	BBB	87,570
150	Berkshire Hathaway Energy Co	4.050%	4/15/25	A-	159,955
100	Black Hills Corp	1.037%	8/23/24	BBB+	97,725
80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	81,115
80	CMS Energy Corp	3.875%	3/01/24	BBB	82,934
50	Consolidated Edison Company of New York	2.900%	12/01/26	A-	51,257
50	Consolidated Edison Inc	0.650%	12/01/23	BBB+	49,205
61	Dominion Energy Inc	3.071%	8/15/24	BBB	62,517
150	Dominion Energy Inc	3.300%	3/15/25	BBB	154,351
200	Dominion Energy Inc	1.450%	4/15/26	BBB	194,061
70	DTE Energy Co	2.529%	10/01/24	BBB	70,991
100	DTE Energy Co	1.050%	6/01/25	BBB	96,418
179	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	182,774
100	Duke Energy Corp	0.900%	9/15/25	BBB	95,734
100	Duke Energy Corp	3.250%	1/15/82	BBB-	93,520
100	Duke Energy Florida LLC	3.200%	1/15/27	A	104,929
85	Edison International	4.950%	4/15/25	BBB-	91,511
100	Emera US Finance LP	0.833%	6/15/24	Baa3	97,486
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	76,711

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 169	Entergy Louisiana LLC	5.400%	11/01/24	A	$185,594
150	Entergy Louisiana LLC	2.400%	10/01/26	A	151,113
109	Evergy Inc	2.450%	9/15/24	BBB	110,486
10	Eversource Energy	2.750%	3/15/22	BBB+	10,006
100	Eversource Energy	0.800%	8/15/25	BBB+	95,154
100	Eversource Energy	1.400%	8/15/26	BBB+	96,432
59	Exelon Corp	3.497%	6/01/22	BBB-	59,296
80	Exelon Corp	3.950%	6/15/25	BBB	84,539
150	Exelon Corp	3.400%	4/15/26	BBB	157,247
266	Georgia Power Co	2.200%	9/15/24	BBB+	267,723
50	Interstate Power and Light Co	3.250%	12/01/24	BBB+	51,740
74	ITC Holdings Corp	2.700%	11/15/22	BBB	74,884
40	National Rural Utilities Cooperative Finance Corp	0.350%	2/08/24	A	39,108
100	NextEra Energy Capital Holdings Inc	0.650%	3/01/23	BBB+	99,560
70	NiSource Inc	0.950%	8/15/25	BBB	66,969
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A	20,556
100	Oncor Electric Delivery Co LLC	0.550%	10/01/25	A	94,748
60	ONE Gas Inc	3.610%	2/01/24	BBB+	61,787
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	102,290
250	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	255,074
44	PacifiCorp	3.600%	4/01/24	A+	45,642
150	PacifiCorp	3.350%	7/01/25	A+	156,550
90	Pinnacle West Capital Corp	1.300%	6/15/25	BBB+	87,444
100	PPL Capital Funding Inc	3.100%	5/15/26	BBB	103,017
100	Public Service Co of Colorado	2.900%	5/15/25	A+	102,645
100	Public Service Electric and Gas Co	0.950%	3/15/26	A	96,023
150	Public Service Enterprise Group Inc	2.875%	6/15/24	BBB	152,934
100	San Diego Gas & Electric Co	2.500%	5/15/26	A	101,893
16	Southern California Edison Co	1.845%	2/01/22	A-	15,500
61	Southern California Edison Co	3.400%	6/01/23	A-	62,550
100	Southern California Edison Co	1.200%	2/01/26	A-	96,140
150	Southern Co	3.750%	9/15/51	BBB-	146,381
100	Southwestern Electric Power Co	1.650%	3/15/26	BBB+	97,576
50	Tucson Electric Power Co	3.050%	3/15/25	A-	51,419
120	Wisconsin Electric Power Co	3.100%	6/01/25	A	124,062
5,916	Total Utility				5,970,772
$ 16,887	Total Corporate Debt (cost $17,272,234)				17,024,108

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 27.9%
$ 337	United States Treasury Note/Bond	2.375%	1/31/23	AAA	$342,200
3,400	United States Treasury Note/Bond	0.125%	1/31/23	AAA	3,376,625
342	United States Treasury Note/Bond	2.500%	3/31/23	AAA	348,386
250	United States Treasury Note/Bond	0.750%	12/31/23	AAA	248,047
113	United States Treasury Note/Bond	2.500%	1/31/24	AAA	115,940
232	United States Treasury Note/Bond	1.750%	6/30/24	AAA	234,619
70	United States Treasury Note/Bond	1.250%	8/31/24	AAA	69,902
1,681	United States Treasury Note/Bond	1.375%	1/31/25	AAA	1,680,081
167	United States Treasury Note/Bond	0.375%	4/30/25	AAA	161,429
350	United States Treasury Note/Bond	0.250%	5/31/25	AAA	336,396
650	United States Treasury Note/Bond	0.250%	7/31/25	AAA	623,060
200	United States Treasury Note/Bond	0.375%	12/31/25	AAA	191,273
700	United States Treasury Note/Bond	0.750%	4/30/26	AAA	676,457
1,300	United States Treasury Note/Bond	0.750%	5/31/26	AAA	1,254,906
50	United States Treasury Note/Bond	0.875%	6/30/26	AAA	48,492
600	United States Treasury Note/Bond	1.125%	10/31/26	AAA	586,617
650	United States Treasury Note/Bond	1.250%	12/31/26	AAA	638,930
$ 11,092	Total U.S. Treasury (cost $11,120,351)				10,933,360

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 25.9%
$ 202	American Express Credit Account Master Trust	2.200%	4/15/25	AA-	$203,651
50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA-	48,793
20	BA Credit Card Trust	0.440%	9/15/26	AAA	19,576
50	BANK 2021-BNK34	1.935%	6/15/63	AAA	49,538
100	Barclays Dryrock Issuance Trust	0.630%	7/15/27	AAA	97,789
90	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	91,313
100	BMARK 2021-B29 A5	2.024%	9/15/54	AAA	99,661
100	BMW Vehicle Lease Trust	1.100%	3/25/25	AAA	99,656
100	Capital One Multi-Asset Execution Trust	1.040%	11/16/26	AAA	98,706
100	CarMax Auto Owner Trust	1.470%	12/15/26	AAA	99,876
29	Carmax Auto Owner Trust 2018-3	3.130%	6/15/23	AAA	28,660
81	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	82,001
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aaa	101,509
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	120,428
542	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	559,133
166	COMM 2014-LC17 Mortgage Trust	3.648%	10/10/47	Aaa	170,722
100	Discover Card Execution Note Trust	0.580%	9/15/26	AAA	97,786
205	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	217,063
66	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	68,816

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 52	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	$54,358
111	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	114,979
30	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	30,890
32	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	33,397
383	Fannie Mae Pool MA3985	3.000%	4/01/35	N/R	397,561
369	Fannie Mae Pool MA4206	2.000%	12/01/35	N/R	371,382
297	Fannie Mae Pool MA4262	2.500%	2/01/36	N/R	304,073
647	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	637,778
662	Fannie Mae Pool MA4443	2.500%	10/01/36	N/R	679,039
682	Fannie Mae Pool MA4470	2.000%	11/01/36	N/R	686,105
355	Fannie Mae Pool MA4536	2.000%	2/01/37	N/R	357,018
100	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	AAA	99,540
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	510,780
122	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	128,168
700	Freddie Mac Multifamily Structured Pass Through Certificates	3.205%	3/25/25	N/R	731,406
100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA	98,555
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA+	151,739
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	309,195
100	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	AAA	99,451
100	HPEFS Equipment Trust, 144A	1.020%	5/21/29	AAA	99,852
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	48,545
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	207,688
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	98,816
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	50,983
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	314,579
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	97,280
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aa3	99,044
50	Santander Retail Auto Lease Trust 2021-B, 144A	0.540%	6/20/25	Aaa	48,969
50	Santander Retail Auto Lease Trust 2021-B, 144A	1.410%	11/20/25	Baa2	49,161
94	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	94,576
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	101,718
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	97,109
90	Verizon Master Trust	0.500%	5/20/27	AAA	88,133
30	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	30,252
121	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	124,265
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Baa1	118,218
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA+	142,265
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	98,680
$ 10,006	Total Securitized (cost $10,296,945)				10,160,224
	Total Long-Term Investments (cost $38,689,530)				38,117,692
	Other Assets Less Liabilities – 2.7%				1,052,781
	Net Assets – 100%				$ 39,170,473

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Perpetual security. Maturity date is not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
See accompanying notes to financial statements.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.8%
	CORPORATE DEBT – 97.8%
	Financials – 10.1%
$ 110	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	$110,000
260	Centene Corp	4.250%	12/15/27	BB+	266,328
365	Centene Corp	2.450%	7/15/28	BB+	347,155
1,150	Centene Corp	4.625%	12/15/29	BB+	1,195,793
300	Centene Corp	3.375%	2/15/30	BB+	294,375
300	Centene Corp	3.000%	10/15/30	BB+	291,150
200	Centene Corp	2.500%	3/01/31	BB+	185,646
140	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	138,186
60	Curo Group Holdings Corp, 144A	7.500%	8/01/28	B-	56,591
350	Deutsche Bank AG/New York NY	5.882%	7/08/31	BB+	391,274
410	Global Atlantic Fin Co, 144A	4.700%	10/15/51	BB+	408,702
150	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	144,375
160	Howard Hughes Corp, 144A	5.375%	8/01/28	BB-	162,986
140	Howard Hughes Corp, 144A	4.375%	2/01/31	BB-	133,175
50	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.750%	9/15/24	BB	50,719
200	iStar Inc	4.250%	8/01/25	BB	198,637
560	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	5.000%	8/15/28	BB-	553,515
300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	295,965
200	Liberty Mutual Group Inc, 144A	4.125%	12/15/51	BBB-	197,000
140	LPL Holdings Inc, 144A	4.000%	3/15/29	BB	135,876
150	MGIC Investment Corp	5.250%	8/15/28	BB+	155,070
300	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	300,798
850	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	838,313
60	Molina Healthcare Inc, 144A	3.875%	5/15/32	BB-	57,900
110	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	113,112
610	Nationstar Mortgage Holdings Inc, 144A	5.125%	12/15/30	B+	572,137
300	Nationstar Mortgage Holdings Inc, 144A	5.750%	11/15/31	B+	290,097
100	OneMain Finance Corp	6.875%	3/15/25	BB	108,500
150	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	5.875%	10/01/28	B+	153,512
400	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	BB-	397,000
475	PennyMac Financial Services Inc, 144A	5.750%	9/15/31	BB-	454,138
300	PROG Holdings Inc, 144A	6.000%	11/15/29	BB-	294,021
100	Radian Group Inc	6.625%	3/15/25	BB+	107,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	SLM Corp	4.200%	10/29/25	BB+	$102,750
260	UniCredit SpA, 144A	5.459%	6/30/35	BB+	271,310
100	XHR LP, 144A	6.375%	8/15/25	B+	103,375
100	XHR LP, 144A	4.875%	6/01/29	B+	98,050
10,010	Total Financials				9,975,331
	Industrial – 86.2%
92	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	89,686
200	180 Medical Inc, 144A	3.875%	10/15/29	BB+	194,500
100	ACCO Brands Corp, 144A	4.250%	3/15/29	BB-	95,479
260	AdaptHealth LLC, 144A	4.625%	8/01/29	B+	247,000
200	AdaptHealth LLC, 144A	5.125%	3/01/30	B+	195,762
110	Adtalem Global Education Inc, 144A	5.500%	3/01/28	BB-	108,140
210	AECOM	5.125%	3/15/27	BB-	218,663
200	Air Canada, 144A	3.875%	8/15/26	BB	195,078
100	American Airlines Group Inc, 144A, (3)	3.750%	3/01/25	CCC	92,533
350	American Axle & Manufacturing Inc, (3)	5.000%	10/01/29	B+	323,694
250	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	262,812
100	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB-	100,976
600	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	645,000
500	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB	509,900
100	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB	100,659
200	APX Group Inc, 144A	5.750%	7/15/29	CCC+	188,118
100	Aramark Services Inc, 144A	5.000%	2/01/28	B+	99,250
210	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	215,387
440	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	441,742
80	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	B+	76,200
150	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B-	147,000
400	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	393,608
300	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	297,651
120	ASGN Inc, 144A	4.625%	5/15/28	BB-	119,880
310	Aston Martin Capital Holdings Ltd, 144A	10.500%	11/30/25	CCC+	331,421
190	Avantor Funding Inc, 144A	4.625%	7/15/28	BB-	189,525
100	Avantor Funding Inc, 144A	3.875%	11/01/29	BB-	96,000
950	Avaya Inc, 144A	6.125%	9/15/28	B+	971,375
110	Avient Corp, 144A	5.750%	5/15/25	BB-	113,403
100	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	4.750%	4/01/28	BB-	97,750
330	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A, (3)	5.375%	3/01/29	BB-	330,686
310	Axalta Coating Systems LLC, 144A	3.375%	2/15/29	BB-	285,587
160	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A	4.750%	6/15/27	BB-	164,380
60	Ball Corp	4.875%	3/15/26	BB+	63,750

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 110	Ball Corp	2.875%	8/15/30	BB+	$102,025
200	Ball Corp	3.125%	9/15/31	BB+	186,750
200	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	214,638
400	Bausch Health Cos Inc, 144A	5.750%	8/15/27	BB	401,420
550	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	492,937
100	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	94,784
100	Bausch Health Cos Inc, 144A	5.000%	2/15/29	B	80,500
100	Bausch Health Cos Inc, 144A	5.250%	1/30/30	B	80,388
100	Bausch Health Cos Inc, 144A	5.250%	2/15/31	B	79,601
350	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	BB-	335,713
150	Block Inc, 144A	2.750%	6/01/26	BB	145,406
60	Bombardier Inc, 144A	7.875%	4/15/27	CCC+	60,809
110	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	BBB-	107,957
200	Brookfield Residential Properties Inc / Brookfield Residential US LLC, 144A	6.250%	9/15/27	B+	206,250
200	Brookfield Residential Properties Inc / Brookfield Residential US LLC, 144A	4.875%	2/15/30	B+	194,304
132	Builders FirstSource Inc, 144A	6.750%	6/01/27	BBB-	137,445
60	Builders FirstSource Inc, 144A	5.000%	3/01/30	BB	61,598
150	Builders FirstSource Inc, 144A	4.250%	2/01/32	BB	146,850
250	Cable One Inc, 144A	4.000%	11/15/30	BB-	235,425
100	Camelot Finance SA, 144A	4.500%	11/01/26	B+	101,510
500	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	509,375
600	Catalent Pharma Solutions Inc, 144A	3.125%	2/15/29	BB-	561,000
500	Catalent Pharma Solutions Inc, 144A	3.500%	4/01/30	BB-	467,605
250	CDK Global Inc	4.875%	6/01/27	BB+	257,488
300	CDK Global Inc, 144A	5.250%	5/15/29	BB+	312,153
690	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B-	698,625
200	CGG SA, 144A	8.750%	4/01/27	B-	200,000
110	Charles River Laboratories International Inc, 144A	3.750%	3/15/29	BB	106,117
340	Chemours Co	5.375%	5/15/27	BB-	349,500
410	Chemours Co, 144A	5.750%	11/15/28	BB-	416,306
120	Chemours Co, 144A	4.625%	11/15/29	BB-	114,300
290	Cheniere Energy Inc	4.625%	10/15/28	BB	294,350
350	Cheniere Energy Partners LP	4.500%	10/01/29	BB	357,777
150	Cheniere Energy Partners LP	4.000%	3/01/31	BB	149,242
45	Cheniere Energy Partners LP, 144A	3.250%	1/31/32	BB	42,326
300	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	B	301,623
200	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	B	203,678
200	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	197,750
150	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	143,438
350	Cinemark USA Inc, 144A, (3)	5.250%	7/15/28	B	331,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Clarivate Science Holdings Corp, 144A	4.875%	7/01/29	CCC+	$95,250
170	Clean Harbors Inc, 144A	4.875%	7/15/27	BB	174,250
400	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	414,500
210	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B+	210,000
200	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	196,000
262	CommScope Inc, 144A	6.000%	3/01/26	BB-	265,338
490	CommScope Inc, 144A	8.250%	3/01/27	B-	479,406
100	CommScope Inc, 144A	7.125%	7/01/28	B-	93,250
300	CommScope Inc, 144A	4.750%	9/01/29	BB-	287,379
260	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	231,538
250	Consensus Cloud Solutions Inc, 144A	6.500%	10/15/28	B+	256,404
100	Consolidated Communications Inc, 144A	6.500%	10/01/28	B+	102,970
460	Cornerstone Building Brands Inc, 144A	6.125%	1/15/29	B-	475,065
300	Covanta Holding Corp, 144A	4.875%	12/01/29	B+	298,020
100	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	100,250
110	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	110,825
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	132,600
860	DaVita Inc, 144A	4.625%	6/01/30	BB-	836,685
580	DaVita Inc, 144A	3.750%	2/15/31	BB-	532,846
80	DCP Midstream Operating LP	5.375%	7/15/25	BB+	84,220
186	Delta Air Lines Inc	7.375%	1/15/26	BB+	211,803
280	Delta Air Lines Inc	4.375%	4/19/28	BB+	285,440
280	Deluxe Corp, 144A	8.000%	6/01/29	B-	289,405
200	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	52,375
300	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B	315,114
550	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	542,569
400	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	395,000
200	Dycom Industries Inc, 144A	4.500%	4/15/29	BB	195,866
210	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	217,875
710	Elanco Animal Health Inc	5.272%	8/28/23	BB-	737,644
800	Elastic NV, 144A	4.125%	7/15/29	B+	748,000
150	Encompass Health Corp	4.500%	2/01/28	B+	149,625
500	Encompass Health Corp	4.750%	2/01/30	B+	493,750
90	Energizer Holdings Inc, 144A	4.750%	6/15/28	B	87,750
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	205,340
450	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB-	470,250
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	216,563
25	Gap Inc, 144A	3.625%	10/01/29	BB	23,255
5	Gartner Inc, 144A	4.500%	7/01/28	BB+	5,096
4	Gartner Inc, 144A	3.625%	6/15/29	BB+	3,880
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	144,620

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 200	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	$205,000
800	Gray Television Inc, 144A	4.750%	10/15/30	B	766,940
400	Greif Inc, 144A	6.500%	3/01/27	BB	414,040
630	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	612,297
110	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	104,440
100	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	102,268
91	HCA Inc	3.500%	9/01/30	BB+	90,580
260	Herbalife Nutrition Ltd / HLF Financing Inc, 144A	7.875%	9/01/25	BB-	273,021
500	Herc Holdings Inc, 144A	5.500%	7/15/27	BB-	514,485
100	Hertz Corp, 144A	4.625%	12/01/26	B	97,020
100	Hertz Corp, 144A	5.000%	12/01/29	B	96,290
60	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	61,924
850	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	B	845,750
500	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	4.875%	7/01/31	B	483,910
400	HLF Financing Sarl LLC / Herbalife International Inc, 144A	4.875%	6/01/29	BB-	379,000
170	Hologic Inc, 144A	3.250%	2/15/29	BB+	161,075
100	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	103,625
7	Howmet Aerospace Inc	6.875%	5/01/25	BB+	7,744
260	IAA Inc, 144A	5.500%	6/15/27	B	266,828
300	iHeartCommunications Inc	8.375%	5/01/27	CCC+	313,759
670	IHS Markit Ltd	4.750%	8/01/28	Baa2	757,937
100	Ingevity Corp, 144A	3.875%	11/01/28	Ba2	94,670
200	IQVIA Inc, 144A	5.000%	5/15/27	BB	204,540
120	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	121,747
100	Iron Mountain Inc, 144A	5.000%	7/15/28	BB-	99,850
390	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	384,988
100	Iron Mountain Inc, 144A	5.250%	7/15/30	BB-	99,295
100	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB-	97,750
1,300	ITT Holdings LLC, 144A	6.500%	8/01/29	B	1,247,259
200	Jazz Securities DAC, 144A	4.375%	1/15/29	BB	197,470
190	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	190,000
200	Kraft Heinz Foods Co	3.875%	5/15/27	BB+	207,570
100	Kraft Heinz Foods Co	3.750%	4/01/30	BB+	103,357
300	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	312,000
250	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	238,513
200	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B-	198,774
150	Lithia Motors Inc, 144A	3.875%	6/01/29	BB+	147,375
300	Lumen Technologies Inc, 144A	4.000%	2/15/27	BB+	287,814
270	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	264,881

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 70	Masonite International Corp, 144A	5.375%	2/01/28	BB+	$71,899
110	MasTec Inc, 144A	4.500%	8/15/28	BBB-	111,388
100	Mattel Inc, 144A	3.375%	4/01/26	BB	99,575
150	Mattel Inc, 144A	3.750%	4/01/29	BB	148,125
100	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	B	95,000
100	McGraw-Hill Education Inc, 144A	8.000%	8/01/29	CCC	93,500
1,000	MEDNAX Inc, 144A	6.250%	1/15/27	B+	1,044,830
120	Mercer International Inc	5.125%	2/01/29	BB-	118,350
150	Methanex Corp	5.250%	12/15/29	BB	151,765
490	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	518,175
440	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB-	486,200
130	Michaels Cos Inc, 144A	5.250%	5/01/28	BB-	125,181
100	ModivCare Inc, 144A	5.875%	11/15/25	B+	103,750
100	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	BB-	96,025
50	Murphy Oil USA Inc	4.750%	9/15/29	BB+	50,750
50	Murphy Oil USA Inc, 144A	3.750%	2/15/31	BB+	47,116
50	NCL Corp Ltd, 144A	3.625%	12/15/24	B-	46,109
3	NCR Corp, 144A	5.750%	9/01/27	B+	3,047
101	NCR Corp, 144A	5.000%	10/01/28	B+	100,350
3	NCR Corp, 144A	6.125%	9/01/29	B+	3,153
110	Netflix Inc	4.875%	4/15/28	BBB	121,011
130	Netflix Inc	5.875%	11/15/28	BBB	150,638
100	Newell Brands Inc	4.875%	6/01/25	BB+	104,987
100	Nexstar Media Inc, 144A	4.750%	11/01/28	B+	98,822
1,900	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB	1,896,960
100	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.875%	10/01/30	BB	100,183
300	Nielsen Finance LLC / Nielsen Finance Co, 144A	4.750%	7/15/31	BB	279,015
160	Nokia Oyj	4.375%	6/12/27	BB+	165,600
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	220,631
160	ON Semiconductor Corp, 144A	3.875%	9/01/28	BB	158,996
200	Open Text Corp, 144A	3.875%	2/15/28	BB	195,996
250	Option Care Health Inc, 144A	4.375%	10/31/29	B-	243,580
600	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	590,412
610	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	610,000
200	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	198,438
500	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.250%	1/15/29	B+	470,577
100	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.625%	3/15/30	B+	95,750
210	Owens & Minor Inc, 144A	4.500%	3/31/29	B+	204,000
120	Parkland Corp, 144A	5.875%	7/15/27	BB	123,728
170	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B-	134,887
791	Performance Food Group Inc, 144A	5.500%	10/15/27	B+	809,240

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 1,185	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	$1,111,897
200	Plantronics Inc, 144A	4.750%	3/01/29	B	181,500
100	Post Holdings Inc, 144A	5.625%	1/15/28	B+	102,682
250	PRA Health Sciences Inc, 144A	2.875%	7/15/26	BB+	244,595
120	Prestige Brands Inc, 144A	3.750%	4/01/31	BB-	108,900
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	207,280
1,300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,294,884
100	PTC Inc, 144A	3.625%	2/15/25	BB	100,375
100	PTC Inc, 144A	4.000%	2/15/28	BB	99,113
350	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	326,623
301	Rakuten Group Inc, 144A	5.125%	N/A (4)	B+	297,990
5	Rakuten Group Inc, 144A, (3)	6.250%	N/A (4)	B+	5,163
800	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B+	785,840
600	Renewable Energy Group Inc, 144A	5.875%	6/01/28	BB	602,250
30	Rite Aid Corp, 144A	8.000%	11/15/26	B-	29,438
50	Royal Caribbean Cruises Ltd, 144A	4.250%	7/01/26	B	46,689
50	Sabre GLBL Inc, 144A	9.250%	4/15/25	BB-	56,153
800	SBA Communications Corp	3.875%	2/15/27	BB-	808,000
150	Scripps Escrow II Inc, 144A	3.875%	1/15/29	BB	143,154
570	Scripps Escrow II Inc, 144A	5.375%	1/15/31	B	563,804
250	Seagate HDD Cayman	4.091%	6/01/29	BB+	244,988
150	SeaWorld Parks & Entertainment Inc, 144A	5.250%	8/15/29	B-	146,147
1,440	Select Medical Corp, 144A	6.250%	8/15/26	B-	1,480,061
100	Sensata Technologies BV, 144A	4.000%	4/15/29	BB+	98,818
100	Sensata Technologies Inc, 144A	3.750%	2/15/31	BB+	93,968
170	Service Corp International/US	5.125%	6/01/29	BB	178,075
150	Service Corp International/US	4.000%	5/15/31	BB	145,256
35	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	33,558
310	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	316,541
290	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	300,958
300	Sirius XM Radio Inc, 144A	4.125%	7/01/30	BB	285,819
190	Sirius XM Radio Inc, 144A	3.875%	9/01/31	BB	175,750
356	Six Flags Entertainment Corp, 144A	5.500%	4/15/27	B-	358,670
380	Sotheby's, 144A	7.375%	10/15/27	B+	394,793
100	Spectrum Brands Inc, 144A	3.875%	3/15/31	B	94,000
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B	259,298
50	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB-	49,250
100	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	102,062
380	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	392,122
200	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB-	195,794
120	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	120,180

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 150	Surgery Center Holdings Inc, 144A	10.000%	4/15/27	CCC	$157,688
100	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	6.000%	9/01/31	BB-	95,270
100	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB+	103,065
100	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB+	106,130
1,070	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB+	1,096,750
520	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB+	568,750
650	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.500%	3/01/30	BB+	688,187
400	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.875%	2/01/31	BB+	418,000
100	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB+	99,540
190	TEGNA Inc	5.000%	9/15/29	BB	186,990
150	Teleflex Inc	4.625%	11/15/27	BB	153,000
150	Teleflex Inc, 144A	4.250%	6/01/28	BB	148,835
700	Tempur Sealy International Inc, 144A	4.000%	4/15/29	BB+	671,076
551	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B+	552,218
230	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	227,824
250	Terex Corp, 144A	5.000%	5/15/29	BB-	247,975
650	Thor Industries Inc, 144A	4.000%	10/15/29	BB-	619,125
250	TopBuild Corp, 144A	4.125%	2/15/32	BB+	242,210
260	TransDigm Inc	4.875%	5/01/29	B-	249,627
100	Travel + Leisure Co, 144A	6.625%	7/31/26	BB-	106,750
100	Travel + Leisure Co, 144A	4.500%	12/01/29	BB-	96,531
110	TreeHouse Foods Inc	4.000%	9/01/28	B-	102,850
148	Triumph Group Inc, 144A	8.875%	6/01/24	B+	157,990
200	Triumph Group Inc, 144A	6.250%	9/15/24	CCC+	199,300
1,170	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B	1,179,500
600	Tronox Inc, 144A	4.625%	3/15/29	B	576,880
100	TTM Technologies Inc, 144A	4.000%	3/01/29	BB-	95,563
130	Twilio Inc	3.875%	3/15/31	BB	124,475
750	Uber Technologies Inc, 144A	7.500%	5/15/25	B-	783,956
650	Uber Technologies Inc, 144A	7.500%	9/15/27	B-	692,120
550	Uber Technologies Inc, 144A	6.250%	1/15/28	B-	570,625
350	Uber Technologies Inc, 144A	4.500%	8/15/29	B-	339,500
150	United Natural Foods Inc, 144A	6.750%	10/15/28	B	159,188
4	United Rentals North America Inc	4.875%	1/15/28	BB	4,120
3	United Rentals North America Inc	5.250%	1/15/30	BB	3,150
99	United Rentals North America Inc	4.000%	7/15/30	BB	97,515
420	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	437,430
600	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	B	581,682
250	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	254,375
100	Univision Communications Inc, 144A	6.625%	6/01/27	B	105,487
100	UPC Holding BV, 144A	5.500%	1/15/28	B	101,572

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 360	US Foods Inc, 144A	6.250%	4/15/25	BB	$372,118
260	US Foods Inc, 144A	4.750%	2/15/29	B+	255,177
250	Vail Resorts Inc, 144A	6.250%	5/15/25	BB	258,750
210	Valvoline Inc, 144A	4.250%	2/15/30	BB-	202,845
100	VEON Holdings BV, Reg S	7.250%	4/26/23	BB+	102,750
200	VEON Holdings BV, 144A	3.375%	11/25/27	BBB-	182,086
100	ViacomCBS Inc	6.250%	2/28/57	BB+	110,000
130	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	128,716
500	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	514,635
300	Victoria's Secret & Co, 144A	4.625%	7/15/29	BB-	289,087
100	Videotron Ltd, 144A	5.125%	4/15/27	BB+	102,212
450	Videotron Ltd, 144A	3.625%	6/15/29	BB+	435,937
200	Vista Outdoor Inc, 144A	4.500%	3/15/29	BB-	194,100
300	Vodafone Group PLC	7.000%	4/04/79	BB+	344,807
100	Vodafone Group PLC	4.125%	6/04/81	BB+	95,252
410	Weatherford International Ltd, 144A	6.500%	9/15/28	BB-	425,248
600	Weatherford International Ltd, 144A	8.625%	4/30/30	B-	610,500
200	Weir Group PLC, 144A	2.200%	5/13/26	BBB-	194,725
521	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	558,772
210	Western Midstream Operating LP	5.300%	2/01/30	BB+	218,925
150	William Carter Co, 144A	5.500%	5/15/25	BB+	154,875
450	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	453,937
100	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	100,845
100	WR Grace Holdings LLC, 144A	4.875%	6/15/27	B+	99,498
240	Wyndham Hotels & Resorts Inc, 144A	4.375%	8/15/28	BB	238,128
210	Xerox Corp	4.375%	3/15/23	BB+	212,862
310	Xerox Holdings Corp, 144A	5.500%	8/15/28	BB+	311,730
600	XPO Logistics Inc, 144A	6.250%	5/01/25	BB-	621,042
560	Yum! Brands Inc, 144A	4.750%	1/15/30	BB-	575,436
310	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	292,454
410	Ziggo BV, 144A	4.875%	1/15/30	B+	396,675
200	ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A	3.875%	2/01/29	B	188,250
85,725	Total Industrial				85,522,355
	Utility – 1.5%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	205,866
100	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	94,147
160	Drax Finco PLC, 144A	6.625%	11/01/25	BBB-	163,800
900	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	929,817

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 50	NextEra Energy Operating Partners LP, 144A	4.250%	7/15/24	BB+	$ 51,469
1,410	Total Utility				1,445,099
$ 97,145	Total Corporate Debt (cost $99,638,119)				96,942,785
	Total Long-Term Investments (cost $99,638,119)				96,942,785

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.5%
	MONEY MARKET FUNDS – 1.5%
1,499,875	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$ 1,499,875
	Total Investments Purchased with Collateral from Securities Lending (cost $1,499,875)		1,499,875
	Total Investments (cost $101,137,994) – 99.3%		98,442,660
	Other Assets Less Liabilities – 0.7%		742,343
	Net Assets – 100%		$ 99,185,003
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,264,161.
(4)	Perpetual security. Maturity date is not applicable.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	U.S. TREASURY – 37.7%
$ 1,500	United States Treasury Note/Bond	0.125%	2/28/23	AAA	$1,488,574
2,600	United States Treasury Note/Bond	0.125%	3/31/23	AAA	2,576,742
2,400	United States Treasury Note/Bond	0.125%	4/30/23	AAA	2,376,656
700	United States Treasury Note/Bond	0.125%	5/31/23	AAA	692,234
1,900	United States Treasury Note/Bond	0.125%	6/30/23	AAA	1,876,844
1,248	United States Treasury Note/Bond	2.750%	7/31/23	AAA	1,279,980
1,300	United States Treasury Note/Bond	0.125%	7/31/23	AAA	1,282,430
1,300	United States Treasury Note/Bond	0.125%	8/31/23	AAA	1,280,957
3,450	United States Treasury Note/Bond	0.375%	10/31/23	AAA	3,405,932
1,346	United States Treasury Note/Bond	2.875%	11/30/23	AAA	1,388,325
4,200	United States Treasury Note/Bond	0.500%	11/30/23	AAA	4,150,617
100	United States Treasury Note/Bond	0.750%	12/31/23	AAA	99,219
1,411	United States Treasury Note/Bond	2.500%	1/31/24	AAA	1,447,708
1,814	United States Treasury Note/Bond	2.250%	4/30/24	AAA	1,854,744
4,872	United States Treasury Note/Bond	2.000%	5/31/24	AAA	4,955,167
262	United States Treasury Note/Bond	1.250%	8/31/24	AAA	261,632
3,090	United States Treasury Note/Bond	2.125%	9/30/24	AAA	3,154,938
1,454	United States Treasury Note/Bond	2.125%	11/30/24	AAA	1,484,727
2,824	United States Treasury Note/Bond	1.375%	1/31/25	AAA	2,822,456
1,500	United States Treasury Note/Bond	0.250%	5/31/25	AAA	1,441,699
950	United States Treasury Note/Bond	0.250%	8/31/25	AAA	908,957
3,900	United States Treasury Note/Bond	0.250%	9/30/25	AAA	3,728,004
800	United States Treasury Note/Bond	0.250%	10/31/25	AAA	763,500
1,820	United States Treasury Note/Bond	0.375%	11/30/25	AAA	1,742,295
1,300	United States Treasury Note/Bond	0.375%	12/31/25	AAA	1,243,277
3,500	United States Treasury Note/Bond	0.375%	1/31/26	AA+	3,341,543
500	United States Treasury Note/Bond	0.500%	2/28/26	AAA	479,160
1,900	United States Treasury Note/Bond	0.750%	3/31/26	AAA	1,837,879
3,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	3,092,375
700	United States Treasury Note/Bond	0.750%	5/31/26	AAA	675,719
1,700	United States Treasury Note/Bond	0.875%	6/30/26	AAA	1,648,734
1,100	United States Treasury Note/Bond	0.625%	7/31/26	AAA	1,053,980
1,450	United States Treasury Note/Bond	0.750%	8/31/26	AAA	1,396,022
2,600	United States Treasury Note/Bond	0.875%	9/30/26	AAA	2,515,195
900	United States Treasury Note/Bond	1.125%	10/31/26	AAA	879,926
1,600	United States Treasury Note/Bond	1.250%	11/30/26	AAA	1,573,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 700	United States Treasury Note/Bond	1.250%	12/31/26	AAA	$688,078
900	United States Treasury Note/Bond	0.500%	6/30/27	AAA	846,492
2,186	United States Treasury Note/Bond	2.250%	8/15/27	AAA	2,254,056
888	United States Treasury Note/Bond	2.250%	11/15/27	AAA	915,368
2,344	United States Treasury Note/Bond	2.750%	2/15/28	AAA	2,484,640
650	United States Treasury Note/Bond	1.375%	10/31/28	AAA	634,613
1,470	United States Treasury Note/Bond	2.375%	5/15/29	AAA	1,533,221
514	United States Treasury Note/Bond	1.625%	8/15/29	AAA	510,105
200	United States Treasury Note/Bond	0.625%	5/15/30	AAA	182,648
200	United States Treasury Note/Bond	0.625%	8/15/30	AAA	182,141
100	United States Treasury Note/Bond	1.250%	8/15/31	AAA	95,422
498	United States Treasury Note/Bond	1.375%	11/15/31	AAA	479,870
200	United States Treasury Note/Bond	1.125%	8/15/40	AAA	168,109
3,850	United States Treasury Note/Bond	1.375%	11/15/40	AAA	3,375,518
1,300	United States Treasury Note/Bond	1.875%	2/15/41	AAA	1,239,215
500	United States Treasury Note/Bond	2.250%	5/15/41	AAA	505,625
1,450	United States Treasury Note/Bond	1.750%	8/15/41	AAA	1,350,313
298	United States Treasury Note/Bond	2.000%	11/15/41	AAA	289,665
1,964	United States Treasury Note/Bond	2.750%	8/15/42	AAA	2,152,421
4,571	United States Treasury Note/Bond	2.750%	8/15/47	AAA	5,103,986
2,050	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,667,307
700	United States Treasury Note/Bond	1.375%	8/15/50	AAA	587,453
200	United States Treasury Note/Bond	1.625%	11/15/50	AAA	178,508
3,900	United States Treasury Note/Bond	1.875%	2/15/51	AA+	3,693,727
1,100	United States Treasury Note/Bond	2.375%	5/15/51	AAA	1,164,453
400	United States Treasury Note/Bond	2.000%	8/15/51	AAA	390,188
848	United States Treasury Note/Bond	1.875%	11/15/51	AAA	804,010
$ 101,172	Total U.S. Treasury (cost $101,399,944)				99,678,924

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 28.9%
$ 50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA+	$48,793
20	BA Credit Card Trust	0.440%	9/15/26	AAA	19,576
200	BANK	2.926%	8/15/61	AAA	204,052
100	BANK 2021-BNK34	1.935%	6/15/63	AAA	99,076
100	BANK 2021-BNK35	2.067%	6/15/64	Aaa	98,346
500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	506,747
200	Benchmark 2021-B24 Mortgage Trust	2.264%	3/15/54	AAA	195,322
100	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	95,722
100	BENCHMARK Mortgage Trust	2.073%	8/15/54	Aaa	98,026
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	369,230

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 100	CarMax Auto Owner Trust	1.700%	8/16/27	AAA	$99,830
82	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	82,001
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	102,863
180	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	Aaa	186,720
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	516,597
100	Discover Card Execution Note Trust	0.580%	9/15/26	AAA	97,786
2,104	Fannie Mae Pool FM5488	4.000%	5/01/49	N/R	2,226,974
3,071	Fannie Mae Pool FM5665	3.500%	8/01/48	N/R	3,233,236
337	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	351,670
385	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	403,105
978	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	1,008,310
67	Fannie Mae Pool MA3182	3.500%	11/01/47	N/R	70,783
250	Fannie Mae Pool MA3358	4.500%	5/01/48	N/R	266,714
98	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	102,695
228	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	239,176
138	Fannie Mae Pool MA3536	4.000%	12/01/48	N/R	145,642
221	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	231,153
1,253	Fannie Mae Pool MA3774	3.000%	9/01/49	N/R	1,281,185
74	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	77,224
149	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	154,147
152	Fannie Mae Pool MA3890	3.000%	1/01/40	N/R	155,919
845	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	864,228
189	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	197,204
735	Fannie Mae Pool MA4074	2.000%	7/01/35	N/R	738,758
651	Fannie Mae Pool MA4123	2.000%	9/01/35	N/R	655,113
676	Fannie Mae Pool MA4180	2.500%	11/01/35	N/R	692,903
2,341	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	2,288,376
1,508	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,474,294
929	Fannie Mae Pool MA4254	1.500%	2/01/51	N/R	880,196
1,036	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	1,012,323
859	Fannie Mae Pool MA4268	2.000%	2/01/41	N/R	854,324
604	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	595,259
778	Fannie Mae Pool MA4298	2.500%	3/01/36	N/R	800,356
178	Fannie Mae Pool MA4302	1.500%	4/01/36	N/R	175,169
378	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	357,930
2,618	Fannie Mae Pool MA4305	2.000%	4/01/51	N/R	2,557,921
139	Fannie Mae Pool MA4310	1.500%	4/01/41	N/R	133,384
85	Fannie Mae Pool MA4316	2.500%	4/01/36	N/R	87,668
942	Fannie Mae Pool MA4325	2.000%	5/01/51	N/R	920,095
399	Fannie Mae Pool MA4327	3.000%	5/01/51	N/R	408,291
214	Fannie Mae Pool MA4330	2.500%	5/01/36	N/R	219,806
651	Fannie Mae Pool MA4334	2.500%	5/01/41	N/R	661,675

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 130	Fannie Mae Pool MA4337	4.000%	4/01/51	N/R	$136,733
1,996	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	1,949,308
766	Fannie Mae Pool MA4357	3.000%	6/01/51	N/R	783,670
369	Fannie Mae Pool MA4359	1.500%	6/01/36	N/R	363,105
89	Fannie Mae Pool MA4361	2.500%	6/01/36	N/R	90,823
97	Fannie Mae Pool MA4364	2.000%	6/01/41	N/R	96,579
92	Fannie Mae Pool MA4366	2.500%	6/01/41	N/R	94,006
194	Fannie Mae Pool MA4377	1.500%	7/01/51	N/R	183,390
288	Fannie Mae Pool MA4378	2.000%	7/01/51	N/R	281,414
830	Fannie Mae Pool MA4380	3.000%	7/01/51	N/R	852,993
285	Fannie Mae Pool MA4387	2.000%	7/01/41	N/R	283,683
490	Fannie Mae Pool MA4397	1.500%	8/01/51	N/R	464,239
1,501	Fannie Mae Pool MA4398	2.000%	8/01/51	N/R	1,465,323
189	Fannie Mae Pool MA4402	1.500%	8/01/36	N/R	186,429
388	Fannie Mae Pool MA4423	2.500%	9/01/41	N/R	394,698
1,081	Fannie Mae Pool MA4437	2.000%	10/01/51	N/R	1,055,256
402	Fannie Mae Pool MA4439	3.000%	10/01/51	N/R	410,806
396	Fannie Mae Pool MA4465	2.000%	11/01/51	N/R	386,134
8,079	Fannie Mae Pool MA4493	2.500%	12/01/51	N/R	8,072,047
1,596	Fannie Mae Pool MA4511	2.000%	12/01/51	N/R	1,557,461
947	Fannie Mae Pool MA4512	2.500%	1/01/52	N/R	946,618
546	Fannie Mae Pool MA4513	3.000%	1/01/52	N/R	559,385
348	Fannie Mae Pool MA4516	2.000%	1/01/37	N/R	349,682
1,365	Fannie Mae Pool MA4536	2.000%	2/01/37	N/R	1,372,761
2,625	Fannie Mae Pool MA4549, (DD1)	3.000%	2/01/52	N/R	2,684,841
2,865	Fannie Mae Pool MA4563, (WI/DD, Settling 2/14/22)	2.500%	2/01/52	N/R	2,862,720
196	Fannie Mae-Aces	3.046%	3/25/28	N/R	207,601
250	Fannie Mae-Aces	3.364%	7/25/28	N/R	268,863
100	Ford Credit Auto Owner Trust	1.290%	6/15/26	AAA	99,764
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	101,066
800	Freddie Mac Multifamily Structured Pass Through Certificates	2.862%	5/25/26	N/R	833,913
100	Freddie Mac Multifamily Structured Pass Through Certificates	0.861%	6/25/27	Aaa	96,798
62	Freddie Mac Multifamily Structured Pass Through Certificates	1.760%	3/25/28	Aaa	61,537
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.770%	5/25/28	Aaa	99,230
339	Freddie Mac Multifamily Structured Pass Through Certificates	2.701%	4/25/29	N/R	354,289
98	Freddie Mac Multifamily Structured Pass Through Certificates	1.101%	8/25/30	Aaa	94,224
99	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	96,374
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.647%	5/25/31	N/R	95,148
100	Freddie Mac Multifamily Structured Pass Through Certificates	2.007%	7/25/35	N/R	99,188
624	Ginnie Mae II Pool MA3663	3.500%	5/20/46	N/R	654,015
84	Ginnie Mae II Pool MA5264	4.000%	6/20/48	N/R	88,418
96	Ginnie Mae II Pool MA5398	4.000%	8/20/48	N/R	101,481

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 576	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	$590,678
262	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	268,244
1,029	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	1,054,898
217	Ginnie Mae II Pool MA6542	3.500%	3/20/50	N/R	224,818
108	Ginnie Mae II Pool MA6600	3.500%	4/20/50	N/R	112,534
723	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	728,144
102	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	104,515
910	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	900,694
843	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	849,457
101	Ginnie Mae II Pool MA6931	2.500%	10/20/50	N/R	102,105
338	Ginnie Mae II Pool MA6995	2.500%	11/20/50	N/R	340,973
575	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	569,255
314	Ginnie Mae II Pool MA7054	3.500%	12/20/50	N/R	326,160
558	Ginnie Mae II Pool MA7136	2.500%	1/20/51	N/R	561,713
626	Ginnie Mae II Pool MA7312	2.500%	4/20/51	N/R	630,903
696	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	701,614
965	Ginnie Mae II Pool MA7472	2.500%	7/20/51	N/R	972,706
2,897	Ginnie Mae II Pool MA7704	2.000%	11/20/51	N/R	2,866,852
300	Ginnie Mae II Pool MA7826	2.000%	1/20/52	N/R	296,915
200	Ginnie Mae II Pool MA7827	2.500%	1/20/52	N/R	201,514
1,675	Ginnie Mae II Pool MA7882, (WI/DD, Settling 2/22/22)	3.000%	2/20/52	N/R	1,719,146
100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA+	98,555
50	GM Financial Consumer Automobile Receivables Trust 2022-1	1.260%	11/16/26	AAA	49,731
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	218,631
100	Honda Auto Receivables 2021-2 Owner Trust	0.330%	8/15/25	AAA	98,806
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	48,545
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	98,816
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	97,280
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aaa	99,044
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	97,109
90	Verizon Master Trust	0.500%	5/20/27	AAA	88,133
242	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	248,529
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	318,428
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	98,680
$ 75,908	Total Securitized (cost $78,921,290)				76,364,031

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 26.7%
	Financials – 8.3%
$ 100	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB-	$101,880
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	BBB-	147,468

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	BBB-	$146,436
100	Aflac Inc	3.600%	4/01/30	A-	107,184
180	Air Lease Corp	2.875%	1/15/26	BBB	181,556
100	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	104,741
71	Allstate Corp	4.500%	6/15/43	A-	83,293
10	Ally Financial Inc	5.800%	5/01/25	BBB-	11,029
110	Ally Financial Inc	8.000%	11/01/31	BBB-	149,073
10	Ally Financial Inc	8.000%	11/01/31	BBB-	13,295
40	American Campus Communities Operating Partnership LP	2.250%	1/15/29	BBB	38,294
40	American Express Co	3.400%	2/22/24	A-	41,379
200	American Express Co	1.650%	11/04/26	A-	195,845
230	American International Group Inc	3.400%	6/30/30	BBB+	241,316
52	Ameriprise Financial Inc	4.000%	10/15/23	A-	54,239
70	Anthem Inc	3.650%	12/01/27	BBB	74,443
100	Anthem Inc	2.250%	5/15/30	BBB	95,851
100	Anthem Inc	4.650%	1/15/43	BBB	116,608
100	Arthur J Gallagher & Co	3.050%	3/09/52	BBB	91,396
30	Assurant Inc	2.650%	1/15/32	BBB	28,480
10	Australia & New Zealand Banking Group Ltd/New York NY	3.700%	11/16/25	AA-	10,688
40	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	A-	39,570
140	Bank of America Corp	0.523%	6/14/24	A	138,106
200	Bank of America Corp	1.734%	7/22/27	A	193,979
250	Bank of America Corp	2.087%	6/14/29	A	240,292
150	Bank of America Corp	4.271%	7/23/29	A	162,869
600	Bank of America Corp	3.974%	2/07/30	A	642,285
200	Bank of America Corp	2.592%	4/29/31	A	195,927
250	Bank of America Corp	2.651%	3/11/32	A	244,324
100	Bank of America Corp	2.299%	7/21/32	A	94,660
100	Bank of America Corp	3.311%	4/22/42	A	98,662
200	Bank of America Corp	2.972%	7/21/52	A	185,935
100	Bank of Montreal	0.400%	9/15/23	A	98,419
100	Bank of Montreal	1.500%	1/10/25	A	99,015
38	Bank of Montreal	3.803%	12/15/32	BBB+	39,896
100	Bank of New York Mellon Corp	0.850%	10/25/24	A+	98,228
100	Bank of New York Mellon Corp	2.800%	5/04/26	A+	103,071
100	Bank of New York Mellon Corp	2.050%	1/26/27	A+	99,836
100	Bank of Nova Scotia	0.650%	7/31/24	A	97,419
100	Bank of Nova Scotia, (3)	1.450%	1/10/25	A	98,905
100	Bank of Nova Scotia	1.350%	6/24/26	A	96,808
200	Barclays PLC	2.279%	11/24/27	BBB	195,868
300	Barclays PLC	4.836%	5/09/28	BBB	322,962

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 42	BlackRock Inc	3.500%	3/18/24	AA-	$43,854
40	BlackRock Inc	3.250%	4/30/29	AA-	42,340
140	Boston Properties LP	2.900%	3/15/30	BBB+	139,484
30	BPCE SA	4.000%	4/15/24	A+	31,452
50	Brixmor Operating Partnership LP	4.125%	6/15/26	BBB-	53,278
100	Brookfield Finance I UK Plc	2.340%	1/30/32	A-	94,793
30	Camden Property Trust	2.800%	5/15/30	A-	30,298
13	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA	13,464
100	Canadian Imperial Bank of Commerce	1.000%	10/18/24	A	97,615
100	Charles Schwab Corp	3.200%	3/02/27	A	104,655
100	Charles Schwab Corp	2.000%	3/20/28	A	98,446
99	Chubb Corp	6.000%	5/11/37	A	133,598
20	CI Financial Corp	4.100%	6/15/51	BBB	20,477
100	Citigroup Inc	0.981%	5/01/25	A-	97,886
948	Citigroup Inc	3.980%	3/20/30	A-	1,014,136
100	Citigroup Inc	2.561%	5/01/32	A-	96,965
100	Citigroup Inc	2.520%	11/03/32	A-	96,322
100	Citizens Financial Group Inc	2.638%	9/30/32	BBB	95,264
60	CME Group Inc	5.300%	9/15/43	AA-	79,111
200	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	209,707
100	Corporate Office Properties LP	2.000%	1/15/29	BBB-	93,988
250	Credit Suisse AG/New York NY	2.950%	4/09/25	A+	256,838
42	CyrusOne LP / CyrusOne Finance Corp	3.450%	11/15/29	BBB-	44,962
200	Deutsche Bank AG/New York NY	1.447%	4/01/25	BBB	196,666
50	Duke Realty LP	2.875%	11/15/29	BBB+	50,997
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	54,380
30	Equitable Holdings Inc	5.000%	4/20/48	BBB+	35,308
86	ERP Operating LP	2.500%	2/15/30	A-	85,833
50	Federal Realty Investment Trust	3.500%	6/01/30	A-	52,066
132	Fifth Third Bancorp	1.707%	11/01/27	BBB+	128,260
30	First American Financial Corp	2.400%	8/15/31	BBB	28,522
30	Franklin Resources Inc	1.600%	10/30/30	A	27,484
50	GATX Corp	4.700%	4/01/29	BBB	56,036
100	Goldman Sachs Group Inc	0.925%	10/21/24	A	98,500
200	Goldman Sachs Group Inc	1.948%	10/21/27	A	194,651
300	Goldman Sachs Group Inc	3.800%	3/15/30	A	319,139
582	Goldman Sachs Group Inc	2.383%	7/21/32	A	551,137
200	Goldman Sachs Group Inc	2.650%	10/21/32	A	194,790
100	Hartford Financial Services Group Inc	2.900%	9/15/51	BBB+	91,613
100	Healthpeak Properties Inc	2.125%	12/01/28	BBB+	97,918
50	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	52,529

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 50	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	$52,955
200	HSBC Holdings PLC	0.732%	8/17/24	A-	196,754
125	HSBC Holdings PLC	0.976%	5/24/25	A-	122,047
200	HSBC Holdings PLC	2.013%	9/22/28	A-	192,246
400	HSBC Holdings PLC	2.804%	5/24/32	A-	386,808
50	Humana Inc	4.875%	4/01/30	BBB	56,973
100	Humana Inc	2.150%	2/03/32	BBB	92,994
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	BBB+	101,616
100	ING Groep NV	3.950%	3/29/27	A-	106,932
50	ING Groep NV	4.050%	4/09/29	A-	54,272
94	Intercontinental Exchange Inc	3.750%	9/21/28	A-	101,196
50	Intercontinental Exchange Inc	4.250%	9/21/48	A-	57,606
30	Invesco Finance PLC	3.750%	1/15/26	A-	31,857
100	JPMorgan Chase & Co	0.824%	6/01/25	A	97,514
100	JPMorgan Chase & Co	1.470%	9/22/27	A	95,619
150	JPMorgan Chase & Co	3.702%	5/06/30	A	158,562
200	JPMorgan Chase & Co	2.739%	10/15/30	A	198,918
848	JPMorgan Chase & Co	4.493%	3/24/31	A	947,900
100	JPMorgan Chase & Co	2.545%	11/08/32	A	96,884
100	JPMorgan Chase & Co	3.157%	4/22/42	A	97,937
250	JPMorgan Chase & Co	3.328%	4/22/52	A	251,562
10	KeyBank NA/Cleveland OH	3.300%	2/01/22	A-	10,000
9	KeyBank NA/Cleveland OH	3.300%	6/01/25	A-	9,434
20	KeyBank NA/Cleveland OH	6.950%	2/01/28	BBB+	24,683
99	KeyCorp	2.250%	4/06/27	BBB+	98,625
40	Kilroy Realty LP	4.750%	12/15/28	BBB	44,821
100	Kimco Realty Corp	2.250%	12/01/31	BBB+	94,389
20	Legg Mason Inc	4.750%	3/15/26	A	22,043
60	Lincoln National Corp	3.050%	1/15/30	BBB+	60,996
40	Lloyds Banking Group PLC	4.500%	11/04/24	BBB+	42,278
210	Lloyds Banking Group PLC	2.438%	2/05/26	A	210,840
20	Lloyds Banking Group PLC	4.550%	8/16/28	A	22,099
30	Manulife Financial Corp	5.375%	3/04/46	A	39,676
150	Marsh & McLennan Cos Inc	2.250%	11/15/30	A-	144,681
80	MetLife Inc	3.000%	3/01/25	A-	83,036
100	MetLife Inc	4.050%	3/01/45	A-	112,914
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A-	203,171
200	Mitsubishi UFJ Financial Group Inc	1.538%	7/20/27	A-	192,404
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	69,008
9	Mizuho Financial Group Inc	2.839%	7/16/25	A+	9,177
120	Mizuho Financial Group Inc	2.226%	5/25/26	A+	119,838

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 10	Mizuho Financial Group Inc	3.663%	2/28/27	A+	$10,592
100	Mizuho Financial Group Inc	2.869%	9/13/30	A+	100,195
20	Morgan Stanley	0.790%	5/30/25	A	19,478
767	Morgan Stanley	3.772%	1/24/29	A	813,405
200	Morgan Stanley	4.431%	1/23/30	A	220,891
110	Morgan Stanley	3.622%	4/01/31	A	116,282
100	Morgan Stanley	2.239%	7/21/32	A	94,294
100	Morgan Stanley	2.484%	9/16/36	BBB+	92,903
50	National Australia Bank Ltd/New York	3.375%	1/14/26	AA-	52,805
100	NatWest Group PLC	4.269%	3/22/25	BBB+	104,411
100	NatWest Group PLC	5.076%	1/27/30	BBB+	112,236
120	Nomura Holdings Inc	2.172%	7/14/28	BBB+	114,848
42	Northern Trust Corp	3.950%	10/30/25	A	45,050
20	Northern Trust Corp	3.150%	5/03/29	A+	21,029
30	ORIX Corp	3.700%	7/18/27	A-	31,863
10	PNC Bank NA, (3)	3.300%	10/30/24	A	10,432
10	PNC Bank NA	3.100%	10/25/27	A	10,476
90	PNC Bank NA	4.050%	7/26/28	A-	98,158
10	PNC Bank NA	2.700%	10/22/29	A-	10,045
112	PNC Financial Services Group Inc	3.900%	4/29/24	A-	117,222
54	Principal Financial Group Inc	3.700%	5/15/29	A-	58,294
34	Progressive Corp	3.200%	3/26/30	A	35,916
30	Progressive Corp	4.200%	3/15/48	A	34,941
91	Prologis LP	3.875%	9/15/28	A-	99,216
10	Prologis LP	4.375%	9/15/48	A-	11,966
10	Prudential Financial Inc	1.500%	3/10/26	A-	9,852
60	Prudential Financial Inc	3.000%	3/10/40	A-	58,010
10	Prudential Financial Inc	4.500%	9/15/47	BBB+	10,211
113	Prudential Financial Inc	3.905%	12/07/47	A-	123,227
10	Regions Financial Corp	1.800%	8/12/28	BBB+	9,519
20	Regions Financial Corp	7.375%	12/10/37	BBB	28,659
10	Reinsurance Group of America Inc	3.950%	9/15/26	BBB+	10,682
19	Reinsurance Group of America Inc	3.900%	5/15/29	BBB+	20,305
100	Royal Bank of Canada	2.250%	11/01/24	A+	101,046
100	Royal Bank of Canada	1.600%	1/21/25	A+	99,275
10	Royal Bank of Canada	4.650%	1/27/26	A-	10,940
100	Royal Bank of Canada	1.200%	4/27/26	A+	96,370
100	Royal Bank of Canada	1.150%	7/14/26	A+	96,100
100	Santander Holdings USA Inc	2.490%	1/06/28	BBB+	98,462
200	Santander UK Group Holdings PLC	2.469%	1/11/28	BBB+	197,350
39	State Street Corp	3.100%	5/15/23	A	39,937

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 90	State Street Corp	2.400%	1/24/30	A+	$89,792
68	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	70,724
50	Sumitomo Mitsui Financial Group Inc	2.632%	7/14/26	A+	50,759
330	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	346,322
10	Sumitomo Mitsui Financial Group Inc	1.710%	1/12/31	A+	9,160
100	SVB Financial Group	1.800%	10/28/26	A-	98,041
100	Toronto-Dominion Bank, (3)	1.250%	12/13/24	A+	98,555
200	Toronto-Dominion Bank	1.200%	6/03/26	A+	192,342
30	Toronto-Dominion Bank	3.625%	9/15/31	A	31,573
80	Travelers Cos Inc	4.600%	8/01/43	A	96,306
51	Truist Bank	3.625%	9/16/25	A	53,753
200	Truist Financial Corp	3.700%	6/05/25	A-	211,245
50	Truist Financial Corp	1.887%	6/07/29	A-	47,974
250	US Bank NA/Cincinnati OH	2.800%	1/27/25	AA-	258,120
21	Ventas Realty LP	3.850%	4/01/27	BBB+	22,405
10	Ventas Realty LP	3.000%	1/15/30	BBB+	10,130
54	Ventas Realty LP	4.750%	11/15/30	BBB+	61,283
9	Voya Financial Inc	4.800%	6/15/46	BBB	10,722
30	Voya Financial Inc	4.700%	1/23/48	BBB-	29,975
108	Welltower Inc	4.125%	3/15/29	BBB+	117,457
40	Westpac Banking Corp	1.953%	11/20/28	AA-	38,865
100	Westpac Banking Corp	2.150%	6/03/31	AA-	97,150
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	176,087
50	Willis North America Inc	2.950%	9/15/29	BBB	49,655
10	Zions Bancorp NA	3.250%	10/29/29	BBB	10,112
21,231	Total Financials				21,764,957
	Industrial – 16.1%
20	3M Co	3.375%	3/01/29	A+	21,239
198	3M Co	2.375%	8/26/29	A+	198,292
70	3M Co	3.050%	4/15/30	A+	73,402
20	ABB Finance USA Inc	3.800%	4/03/28	A-	21,849
104	Adobe Inc	1.900%	2/01/25	A+	104,866
18	Adobe Inc	2.150%	2/01/27	A+	18,054
60	Agilent Technologies Inc	2.100%	6/04/30	BBB+	56,286
99	Air Products and Chemicals Inc	1.850%	5/15/27	A	97,880
150	Alibaba Group Holding Ltd	4.500%	11/28/34	A+	165,670
10	Amcor Finance USA Inc	4.500%	5/15/28	BBB	11,149
40	Amcor Flexibles North America Inc	2.630%	6/19/30	BBB	39,281
150	American Honda Finance Corp	2.150%	9/10/24	A-	151,804
100	American Honda Finance Corp	1.500%	1/13/25	A-	99,179

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 40	American Tower Corp	5.000%	2/15/24	BBB-	$42,511
100	American Tower Corp	1.600%	4/15/26	BBB-	96,801
100	American Tower Corp	1.450%	9/15/26	BBB-	96,115
100	American Tower Corp	1.500%	1/31/28	BBB-	93,015
70	American Tower Corp	2.900%	1/15/30	BBB-	69,462
138	Amgen Inc	2.300%	2/25/31	BBB+	133,216
100	Amgen Inc	2.000%	1/15/32	BBB+	92,897
20	Amgen Inc	5.750%	3/15/40	BBB+	25,535
355	Amgen Inc	4.400%	5/01/45	BBB+	391,478
50	Amphenol Corp	4.350%	6/01/29	BBB+	55,750
100	Analog Devices Inc	1.700%	10/01/28	A-	96,701
400	Apple Inc	0.700%	2/08/26	AAA	384,074
200	Apple Inc	1.200%	2/08/28	AAA	188,993
200	Apple Inc	1.400%	8/05/28	AAA	190,134
200	Apple Inc	1.650%	2/08/31	AAA	187,727
200	Apple Inc	1.700%	8/05/31	AAA	187,787
200	Apple Inc	2.375%	2/08/41	AAA	180,506
10	Applied Materials Inc	3.900%	10/01/25	A	10,693
42	Applied Materials Inc	5.100%	10/01/35	A	52,099
50	Applied Materials Inc	4.350%	4/01/47	A	59,621
50	Aptiv PLC	4.350%	3/15/29	BBB	55,318
10	Archer-Daniels-Midland Co	3.250%	3/27/30	A	10,568
100	Archer-Daniels-Midland Co	2.700%	9/15/51	A	93,820
100	Astrazeneca Finance LLC	1.200%	5/28/26	A-	96,941
49	AstraZeneca PLC	1.375%	8/06/30	A-	44,912
165	AstraZeneca PLC	6.450%	9/15/37	A-	231,970
10	AstraZeneca PLC	4.375%	11/16/45	A-	11,851
100	Autodesk Inc	2.400%	12/15/31	BBB	95,443
100	Automatic Data Processing Inc	1.700%	5/15/28	AA-	97,343
100	AutoNation Inc	1.950%	8/01/28	BBB-	95,294
100	Avery Dennison Corp	2.250%	2/15/32	BBB	93,725
20	Avnet Inc	4.625%	4/15/26	BBB-	21,417
200	Baidu Inc	1.625%	2/23/27	A2	190,258
100	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc	1.231%	12/15/23	A-	99,540
145	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	148,581
180	Baxalta Inc	4.000%	6/23/25	BBB+	190,469
50	Baxter International Inc	1.730%	4/01/31	BBB	45,852
100	Baxter International Inc, 144A	2.539%	2/01/32	BBB	96,885
12	Bell Telephone Co of Canada or Bell Canada	2.150%	2/15/32	BBB+	11,329
80	Bell Telephone Co of Canada or Bell Canada	3.650%	3/17/51	BBB+	82,663
20	Biogen Inc	2.250%	5/01/30	BBB+	18,848

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Block Financial LLC	2.500%	7/15/28	BBB	$97,365
50	Boardwalk Pipelines LP	5.950%	6/01/26	BBB-	56,220
10	Boardwalk Pipelines LP	4.450%	7/15/27	BBB-	10,714
30	Booking Holdings Inc	2.750%	3/15/23	A-	30,477
50	Booking Holdings Inc	3.600%	6/01/26	A-	53,012
50	BorgWarner Inc, (3)	2.650%	7/01/27	BBB+	50,552
110	Bristol-Myers Squibb Co	2.600%	5/16/22	A+	110,666
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A+	38,251
90	Bristol-Myers Squibb Co	1.450%	11/13/30	A+	82,266
260	Bristol-Myers Squibb Co	4.125%	6/15/39	A+	292,501
149	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	186,924
60	British Telecommunications PLC	9.625%	12/15/30	BBB	85,647
100	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	97,280
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	28,323
30	Bunge Ltd Finance Corp	3.250%	8/15/26	BBB	31,050
10	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB	10,646
50	Bunge Ltd Finance Corp	2.750%	5/14/31	BBB	48,583
10	Campbell Soup Co	3.300%	3/19/25	BBB	10,422
110	Campbell Soup Co, (3)	2.375%	4/24/30	BBB	106,340
50	Canadian National Railway Co	6.375%	11/15/37	A	68,364
10	Canadian National Railway Co	4.450%	1/20/49	A	12,075
100	Canadian Pacific Railway Co	2.450%	12/02/31	BBB+	98,187
120	Cardinal Health Inc	4.500%	11/15/44	BBB	126,243
40	Carlisle Cos Inc	3.500%	12/01/24	BBB	41,511
20	Carlisle Cos Inc	2.200%	3/01/32	BBB	18,610
160	Carrier Global Corp	3.377%	4/05/40	BBB-	158,362
10	Caterpillar Financial Services Corp	2.550%	11/29/22	A	10,148
100	Caterpillar Financial Services Corp	0.450%	5/17/24	A	97,591
100	Caterpillar Financial Services Corp	0.600%	9/13/24	A	97,420
50	Caterpillar Financial Services Corp	3.250%	12/01/24	A	52,070
10	Caterpillar Financial Services Corp	0.800%	11/13/25	A	9,635
100	Caterpillar Financial Services Corp	1.700%	1/08/27	A	98,654
186	Caterpillar Inc	3.803%	8/15/42	A	205,935
100	CDW LLC / CDW Finance Corp	2.670%	12/01/26	BBB-	98,890
100	Celanese US Holdings LLC	1.400%	8/05/26	BBB	96,068
40	Celulosa Arauco y Constitucion SA	3.875%	11/02/27	BBB-	41,622
10	Celulosa Arauco y Constitucion SA	5.500%	11/02/47	BBB-	11,088
50	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	BBB-	54,583
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	55,248
40	Church & Dwight Co Inc	3.150%	8/01/27	A-	41,494
70	Cigna Corp	4.500%	2/25/26	BBB+	75,786

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 432	Cigna Corp	3.050%	10/15/27	BBB+	$445,486
50	Cigna Corp	4.800%	8/15/38	BBB+	57,453
100	Cintas Corp No 2	3.700%	4/01/27	A-	107,084
188	Cisco Systems Inc/Delaware	2.500%	9/20/26	AA-	193,967
30	Citrix Systems Inc	3.300%	3/01/30	BBB	30,041
120	CNH Industrial NV	3.850%	11/15/27	BBB	127,658
85	Coca-Cola Co	1.450%	6/01/27	A+	82,648
50	Coca-Cola Co	1.000%	3/15/28	A+	46,810
160	Coca-Cola Co	1.650%	6/01/30	A+	150,320
100	Coca-Cola Co	3.000%	3/05/51	A+	98,102
40	Coca-Cola Co	2.750%	6/01/60	A+	36,288
90	Coca-Cola Femsa SAB de CV	1.850%	9/01/32	A2	82,580
10	Conagra Brands Inc	4.600%	11/01/25	BBB-	10,786
130	Conagra Brands Inc	8.250%	9/15/30	BBB-	179,726
50	Corning Inc	5.350%	11/15/48	BBB+	64,753
10	Corning Inc	3.900%	11/15/49	BBB+	10,586
10	Corning Inc	4.375%	11/15/57	BBB+	11,100
150	Costco Wholesale Corp	1.375%	6/20/27	AA-	144,909
20	Crown Castle International Corp	4.300%	2/15/29	BBB-	21,723
214	Crown Castle International Corp	3.300%	7/01/30	BBB-	217,166
100	Crown Castle International Corp	2.500%	7/15/31	BBB-	95,496
155	CSX Corp	4.250%	3/15/29	BBB+	170,676
10	CSX Corp	6.000%	10/01/36	BBB+	13,029
100	CSX Corp	4.100%	3/15/44	BBB+	110,299
10	CSX Corp	4.750%	11/15/48	BBB+	12,079
42	CSX Corp	4.250%	11/01/66	BBB+	47,623
9	Cummins Inc	1.500%	9/01/30	A+	8,302
60	Cummins Inc	2.600%	9/01/50	A+	52,746
400	CVS Health Corp	3.625%	4/01/27	BBB	423,427
80	CVS Health Corp	1.875%	2/28/31	BBB	74,155
300	CVS Health Corp	2.125%	9/15/31	BBB	282,700
150	CVS Health Corp	2.700%	8/21/40	BBB	133,991
150	CVS Health Corp	4.250%	4/01/50	BBB	167,263
100	Danaher Corp	2.800%	12/10/51	BBB+	90,535
124	Deere & Co	3.900%	6/09/42	A	139,662
14	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB	14,635
100	Dell International LLC / EMC Corp	5.850%	7/15/25	BBB	111,133
82	Dell International LLC / EMC Corp	8.100%	7/15/36	BBB	117,937
172	Discovery Communications LLC	3.625%	5/15/30	BBB-	177,271
51	Discovery Communications LLC	6.350%	6/01/40	BBB-	66,279
46	Discovery Communications LLC	4.000%	9/15/55	BBB-	44,684

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 12	Dollar Tree Inc	4.000%	5/15/25	BBB	$12,656
100	Dollar Tree Inc	3.375%	12/01/51	BBB	94,174
30	Dover Corp	5.375%	10/15/35	BBB+	36,670
141	Dow Chemical Co	4.250%	10/01/34	BBB	155,391
100	DR Horton Inc	1.300%	10/15/26	BBB	95,476
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	141,827
120	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	147,526
100	DXC Technology Co	1.800%	9/15/26	BBB	96,739
120	Eastern Gas Transmission & Storage Inc, 144A	4.800%	11/01/43	A	137,303
48	Eaton Corp	3.103%	9/15/27	BBB+	50,009
42	Eaton Corp	4.000%	11/02/32	BBB+	46,763
124	eBay Inc	2.700%	3/11/30	BBB+	123,013
86	Ecolab Inc	3.250%	12/01/27	A-	91,262
100	Ecolab Inc	2.700%	12/15/51	A-	90,426
52	Electronic Arts Inc	1.850%	2/15/31	BBB+	48,326
25	Eli Lilly & Co	3.375%	3/15/29	A+	26,728
100	Emerson Electric Co	2.000%	12/21/28	A	97,506
50	Emerson Electric Co	1.950%	10/15/30	A	47,721
160	Enbridge Inc	3.125%	11/15/29	BBB+	163,474
90	Enbridge Inc	4.500%	6/10/44	BBB+	97,563
120	Enterprise Products Operating LLC	7.550%	4/15/38	BBB+	168,251
100	Enterprise Products Operating LLC	4.850%	3/15/44	BBB+	113,317
60	Equifax Inc	2.600%	12/15/25	BBB	60,884
140	Equinix Inc	2.625%	11/18/24	BBB	142,049
20	Equinix Inc	2.150%	7/15/30	BBB	18,728
100	Equinix Inc	2.500%	5/15/31	BBB	95,729
110	Estee Lauder Cos Inc	2.600%	4/15/30	A+	111,098
150	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	142,015
254	Fiserv Inc	3.500%	7/01/29	BBB	263,581
50	Flex Ltd	4.875%	6/15/29	BBB-	55,348
30	Flowserve Corp	2.800%	1/15/32	BBB-	28,240
10	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	A	11,425
79	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	A	78,951
30	Fortive Corp	3.150%	6/15/26	BBB+	31,262
174	General Mills Inc	2.875%	4/15/30	BBB	176,390
100	Genuine Parts Co	2.750%	2/01/32	BBB+	97,225
160	Gilead Sciences Inc	4.600%	9/01/35	A-	187,170
296	Gilead Sciences Inc	4.000%	9/01/36	A-	326,846
30	Gilead Sciences Inc	5.650%	12/01/41	A-	38,952
50	GlaxoSmithKline Capital Inc	3.625%	5/15/25	A	52,727
30	GlaxoSmithKline Capital PLC	3.000%	6/01/24	A	31,014

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	$243,337
150	Halliburton Co	4.850%	11/15/35	BBB+	171,376
30	Harley-Davidson Inc	4.625%	7/28/45	BBB-	30,767
10	Hasbro Inc	3.500%	9/15/27	BBB-	10,440
100	Hasbro Inc	3.900%	11/19/29	BBB-	106,451
106	HCA Inc	4.125%	6/15/29	BBB-	112,916
100	HCA Inc	5.125%	6/15/39	BBB-	115,605
100	HCA Inc	3.500%	7/15/51	BBB-	92,517
50	Hewlett Packard Enterprise Co	2.250%	4/01/23	BBB	50,458
50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	63,206
30	Home Depot Inc	2.625%	6/01/22	A	30,168
9	Home Depot Inc	2.800%	9/14/27	A	9,335
40	Home Depot Inc	1.500%	9/15/28	A	38,395
10	Home Depot Inc	2.950%	6/15/29	A	10,332
299	Home Depot Inc	5.400%	9/15/40	A	384,297
100	Home Depot Inc	5.950%	4/01/41	A	136,264
10	Home Depot Inc	4.400%	3/15/45	A	11,721
90	Home Depot Inc	3.125%	12/15/49	A	87,904
100	Hormel Foods Corp	1.700%	6/03/28	A+	97,339
100	HP Inc	1.450%	6/17/26	BBB	96,169
80	HP Inc	3.400%	6/17/30	BBB	81,861
20	IDEX Corp	2.625%	6/15/31	BBB	19,674
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	75,613
392	Intel Corp	2.450%	11/15/29	A+	390,882
10	Intel Corp	4.000%	12/15/32	A+	11,262
100	Intel Corp	4.600%	3/25/40	A+	117,418
100	Intel Corp	2.800%	8/12/41	A+	93,490
40	Intel Corp	4.250%	12/15/42	A+	45,407
60	Intel Corp	4.100%	5/11/47	A+	66,869
20	International Business Machines Corp	7.000%	10/30/25	A-	23,496
270	International Business Machines Corp	3.300%	5/15/26	A-	282,163
20	International Business Machines Corp	1.700%	5/15/27	A-	19,440
78	International Business Machines Corp	1.950%	5/15/30	A-	73,763
72	International Business Machines Corp	5.600%	11/30/39	A-	92,626
90	International Business Machines Corp	4.700%	2/19/46	A-	108,611
28	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	28,488
10	International Flavors & Fragrances Inc	4.375%	6/01/47	BBB	11,061
10	International Flavors & Fragrances Inc	5.000%	9/26/48	BBB	12,119
45	International Paper Co	4.800%	6/15/44	BBB	53,256
30	International Paper Co	4.350%	8/15/48	BBB	34,248
60	Interpublic Group of Cos Inc	2.400%	3/01/31	BBB	58,077

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 48	Intuit Inc	1.350%	7/15/27	A-	$45,876
10	Intuit Inc	1.650%	7/15/30	A-	9,315
100	J M Smucker Co	2.750%	9/15/41	BBB	91,691
100	Jabil Inc	1.700%	4/15/26	BBB-	97,615
100	John Deere Capital Corp	0.900%	1/10/24	A	99,109
100	John Deere Capital Corp	0.450%	1/17/24	A	98,263
100	John Deere Capital Corp	0.450%	6/07/24	A	97,554
100	John Deere Capital Corp, (3)	0.625%	9/10/24	A	97,576
100	John Deere Capital Corp	1.300%	10/13/26	A	97,400
50	Johnson Controls International plc	5.125%	9/14/45	BBB+	61,959
10	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB+	9,360
30	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	BBB+	28,045
70	Kansas City Southern/Old	4.300%	5/15/43	BBB	77,085
115	Kellogg Co	2.650%	12/01/23	BBB	117,404
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	183,789
80	Keurig Dr Pepper Inc	2.550%	9/15/26	BBB	81,039
50	Keysight Technologies Inc	3.000%	10/30/29	BBB	50,878
10	Kimberly-Clark Corp	3.950%	11/01/28	A	11,032
100	Kimberly-Clark Corp	2.000%	11/02/31	A	96,070
48	Kimberly-Clark Corp	6.625%	8/01/37	A	69,831
69	Kimberly-Clark Corp	5.300%	3/01/41	A	88,726
100	Kinder Morgan Inc	1.750%	11/15/26	BBB	97,419
450	Kinder Morgan Inc	5.300%	12/01/34	BBB	517,788
10	Koninklijke KPN NV	8.375%	10/01/30	BBB	13,872
10	Kroger Co	2.200%	5/01/30	BBB+	9,631
160	Kroger Co	6.900%	4/15/38	BBB+	222,647
9	Kroger Co	5.400%	7/15/40	BBB+	11,205
100	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	96,957
100	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	98,518
10	Lam Research Corp	1.900%	6/15/30	A	9,541
90	Lam Research Corp	3.125%	6/15/60	A	84,915
100	Lear Corp	2.600%	1/15/32	BBB	95,345
30	Leggett & Platt Inc	4.400%	3/15/29	BBB	32,810
100	Leggett & Platt Inc	3.500%	11/15/51	BBB	94,877
10	Linde Inc/CT	1.100%	8/10/30	A	9,058
10	Lowe's Cos Inc	4.500%	4/15/30	BBB+	11,269
100	Lowe's Cos Inc	2.625%	4/01/31	BBB+	98,494
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	352,908
60	Magna International Inc	2.450%	6/15/30	A-	59,118
150	Marathon Petroleum Corp	4.750%	9/15/44	BBB	164,000
100	Martin Marietta Materials Inc	3.200%	7/15/51	BBB	94,152

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Marvell Technology Inc	2.450%	4/15/28	BBB-	$98,273
50	Masco Corp	2.000%	2/15/31	BBB	46,464
20	Mastercard Inc	2.950%	6/01/29	A+	20,857
144	Mastercard Inc	3.350%	3/26/30	A+	154,051
100	Mastercard Inc	2.000%	11/18/31	A+	96,223
40	Mastercard Inc	3.800%	11/21/46	A+	44,423
160	McDonald's Corp	3.300%	7/01/25	BBB+	167,067
250	McDonald's Corp	4.200%	4/01/50	BBB+	279,997
100	MDC Holdings Inc	3.966%	8/06/61	BBB-	88,575
100	Merck & Co Inc	1.900%	12/10/28	A+	97,848
200	Merck & Co Inc	1.450%	6/24/30	A+	185,336
100	Merck & Co Inc	2.750%	12/10/51	A+	91,732
20	Micron Technology Inc	4.975%	2/06/26	BBB-	21,809
80	Micron Technology Inc	4.185%	2/15/27	BBB-	85,250
50	Microsoft Corp	3.300%	2/06/27	AAA	53,022
211	Microsoft Corp	3.450%	8/08/36	AAA	229,881
776	Microsoft Corp	2.921%	3/17/52	AAA	758,684
38	Moody's Corp	2.625%	1/15/23	BBB+	38,486
100	Moody's Corp	2.000%	8/19/31	BBB+	93,834
10	Moody's Corp	5.250%	7/15/44	BBB+	12,735
50	Mosaic Co	4.875%	11/15/41	BBB-	55,713
100	Motorola Solutions Inc	2.750%	5/24/31	BBB-	96,957
120	MPLX LP	2.650%	8/15/30	BBB	115,825
100	National Fuel Gas Co	5.500%	1/15/26	BBB-	109,674
50	NetApp Inc	2.375%	6/22/27	BBB+	49,972
164	NIKE Inc	2.850%	3/27/30	AA-	168,912
100	Norfolk Southern Corp	2.300%	5/15/31	BBB+	97,552
32	Norfolk Southern Corp	4.837%	10/01/41	BBB+	38,363
100	Norfolk Southern Corp	2.900%	8/25/51	BBB+	91,676
50	NOV Inc	3.950%	12/01/42	BBB+	47,180
150	Novartis Capital Corp	2.200%	8/14/30	AA-	146,961
100	Novartis Capital Corp	4.400%	5/06/44	AA-	119,956
210	Nutrien Ltd	4.200%	4/01/29	BBB	229,460
100	NVIDIA Corp	2.000%	6/15/31	A	95,812
50	NVIDIA Corp	3.500%	4/01/40	A	52,902
30	NVR Inc	3.000%	5/15/30	BBB+	30,189
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.150%	5/01/27	BBB	102,547
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB	95,737
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.650%	2/15/32	BBB	96,144
273	ONEOK Inc	4.550%	7/15/28	BBB	292,058
19	ONEOK Inc	4.350%	3/15/29	BBB	20,196

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 120	Orange SA	5.375%	1/13/42	BBB+	$149,866
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	58,248
10	Owens Corning	3.400%	8/15/26	BBB	10,480
50	Owens Corning	3.875%	6/01/30	BBB	53,259
100	PACCAR Financial Corp, (3)	0.500%	8/09/24	A+	97,180
100	PACCAR Financial Corp	2.000%	2/04/27	N/R	99,868
10	Parker-Hannifin Corp, (3)	3.250%	3/01/27	BBB+	10,468
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	115,201
10	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	11,453
150	PayPal Holdings Inc	2.850%	10/01/29	A-	153,633
60	PepsiCo Inc	3.500%	7/17/25	A+	63,368
20	PepsiCo Inc	2.375%	10/06/26	A+	20,462
100	PepsiCo Inc	1.625%	5/01/30	A+	94,403
364	PepsiCo Inc	2.875%	10/15/49	A+	352,122
100	PerkinElmer Inc	2.250%	9/15/31	BBB	93,166
50	PPG Industries Inc	3.750%	3/15/28	A-	54,253
100	Procter & Gamble Co	1.000%	4/23/26	AA-	97,042
200	Procter & Gamble Co	3.000%	3/25/30	AA-	210,900
25	PulteGroup Inc	5.000%	1/15/27	BBB-	27,743
21	PVH Corp	4.625%	7/10/25	BBB-	22,466
100	Qorvo Inc, 144A	1.750%	12/15/24	BBB-	98,121
100	Quanta Services Inc	2.350%	1/15/32	BBB-	92,787
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	29,308
50	Quest Diagnostics Inc	3.450%	6/01/26	BBB	52,228
40	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB+	36,392
10	Republic Services Inc	3.375%	11/15/27	BBB	10,489
70	Republic Services Inc	3.950%	5/15/28	BBB	75,763
18	Republic Services Inc	2.300%	3/01/30	BBB	17,516
40	Republic Services Inc	1.450%	2/15/31	BBB	36,208
10	Rockwell Automation Inc, (3)	0.350%	8/15/23	A	9,863
40	Rockwell Automation Inc	4.200%	3/01/49	A	47,425
140	Rogers Communications Inc	5.450%	10/01/43	BBB+	170,274
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	36,430
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	105,892
114	Ryder System Inc	2.500%	9/01/24	BBB	115,832
100	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB-	112,722
150	Sabine Pass Liquefaction LLC	4.500%	5/15/30	BBB-	164,476
100	salesforce.com Inc	2.700%	7/15/41	A+	94,217
100	salesforce.com Inc	2.900%	7/15/51	A+	94,950
10	Schlumberger Finance Canada Ltd	1.400%	9/17/25	A	9,817
100	Schlumberger Investment SA	2.650%	6/26/30	A	99,167

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 131	Sherwin-Williams Co	2.950%	8/15/29	BBB	$133,678
30	Sherwin-Williams Co	4.500%	6/01/47	BBB	34,662
100	Sherwin-Williams Co	2.900%	3/15/52	BBB	90,470
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	BBB+	101,903
100	Sonoco Products Co	2.850%	2/01/32	BBB	98,620
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	109,958
10	Stanley Black & Decker Inc	4.000%	3/15/60	BBB	10,152
10	Starbucks Corp	3.500%	3/01/28	BBB+	10,519
172	Starbucks Corp	3.550%	8/15/29	BBB+	181,744
10	Starbucks Corp	4.300%	6/15/45	BBB+	10,929
50	Starbucks Corp	3.750%	12/01/47	BBB+	51,278
50	Takeda Pharmaceutical Co Ltd	3.375%	7/09/60	BBB+	47,417
100	Tapestry Inc	3.050%	3/15/32	BBB	96,462
21	Target Corp	3.375%	4/15/29	A	22,457
190	Target Corp	2.350%	2/15/30	A	188,603
12	Target Corp	6.500%	10/15/37	A	17,182
9	Target Corp	3.900%	11/15/47	A	10,269
50	TC PipeLines LP	3.900%	5/25/27	BBB+	53,508
60	Teledyne Technologies Inc	2.250%	4/01/28	BBB-	58,820
20	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	21,437
21	Telefonica Emisiones SA	7.045%	6/20/36	BBB-	28,524
90	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	109,507
50	Telefonica Europe BV	8.250%	9/15/30	BBB-	68,882
50	TELUS Corp	3.700%	9/15/27	BBB+	53,030
60	Texas Instruments Inc	1.750%	5/04/30	AA-	57,210
100	Texas Instruments Inc	1.900%	9/15/31	AA-	95,454
100	Thermo Fisher Scientific Inc	2.800%	10/15/41	BBB+	94,803
40	Thomson Reuters Corp	3.350%	5/15/26	BBB	41,687
132	Toyota Motor Corp	2.760%	7/02/29	A+	135,818
60	Toyota Motor Credit Corp	0.400%	4/06/23	A+	59,521
100	Toyota Motor Credit Corp	0.450%	1/11/24	A+	98,130
12	Toyota Motor Credit Corp	2.900%	4/17/24	A+	12,350
100	Toyota Motor Credit Corp	0.625%	9/13/24	A+	97,317
60	Toyota Motor Credit Corp, (3)	2.000%	10/07/24	A+	60,485
100	Toyota Motor Credit Corp	1.450%	1/13/25	A+	99,247
100	Toyota Motor Credit Corp	1.125%	6/18/26	A+	96,711
10	Toyota Motor Credit Corp	3.650%	1/08/29	A+	10,873
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	80,891
10	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	10,621
50	Transcontinental Gas Pipe Line Co LLC	7.850%	2/01/26	BBB+	59,892
150	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	154,017

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 50	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB+	$51,542
211	TWDC Enterprises 18 Corp	2.350%	12/01/22	A-	213,436
39	TWDC Enterprises 18 Corp	3.150%	9/17/25	A-	40,520
20	TWDC Enterprises 18 Corp	4.375%	8/16/41	A-	22,748
10	TWDC Enterprises 18 Corp	4.125%	12/01/41	A-	11,097
80	Unilever Capital Corp	3.125%	3/22/23	A+	81,741
10	Unilever Capital Corp	2.600%	5/05/24	A+	10,186
18	Unilever Capital Corp	3.100%	7/30/25	A+	18,715
21	Unilever Capital Corp	2.000%	7/28/26	A+	20,967
100	Unilever Capital Corp	1.750%	8/12/31	A+	93,088
240	Union Pacific Corp	2.400%	2/05/30	A-	237,716
90	Union Pacific Corp	3.550%	8/15/39	A-	93,694
100	Union Pacific Corp	3.200%	5/20/41	A-	100,424
100	Union Pacific Corp	2.950%	3/10/52	A-	93,962
100	United Parcel Service Inc	4.450%	4/01/30	A	114,410
150	United Parcel Service Inc	5.200%	4/01/40	A	192,900
10	Valero Energy Corp	4.350%	6/01/28	BBB	10,766
160	Valero Energy Corp	4.000%	4/01/29	BBB	169,138
100	Valero Energy Corp	2.800%	12/01/31	BBB	95,255
52	Valero Energy Partners LP	4.375%	12/15/26	BBB	56,126
70	Valmont Industries Inc	5.250%	10/01/54	BBB-	84,136
100	Verisk Analytics Inc	4.125%	3/15/29	BBB	108,057
39	Verizon Communications Inc	4.016%	12/03/29	BBB+	42,351
100	Verizon Communications Inc	1.500%	9/18/30	BBB+	90,684
605	Verizon Communications Inc, 144A	2.355%	3/15/32	BBB+	574,522
280	Verizon Communications Inc	5.250%	3/16/37	BBB+	346,559
200	Verizon Communications Inc	4.812%	3/15/39	BBB+	236,320
100	Verizon Communications Inc	2.850%	9/03/41	BBB+	93,348
300	Verizon Communications Inc	5.500%	3/16/47	BBB+	397,099
40	VF Corp	2.800%	4/23/27	A-	41,021
300	ViacomCBS Inc	4.200%	5/19/32	BBB	325,527
240	Visa Inc	2.050%	4/15/30	AA-	234,969
189	Visa Inc	4.150%	12/14/35	AA-	215,837
100	VMware Inc	1.400%	8/15/26	BBB-	95,790
20	Vodafone Group PLC	2.500%	9/26/22	BBB	20,221
30	Vodafone Group PLC	2.950%	2/19/23	BBB	30,508
10	Vodafone Group PLC	4.125%	5/30/25	BBB	10,609
173	Vodafone Group PLC	6.150%	2/27/37	BBB	223,685
80	Vodafone Group PLC	5.250%	5/30/48	BBB	96,222
200	Walgreens Boots Alliance Inc, (3)	3.200%	4/15/30	BBB	205,536
200	Walmart Inc	1.500%	9/22/28	AA	192,924

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 21	Walmart Inc	2.375%	9/24/29	AA	$21,289
400	Walmart Inc	1.800%	9/22/31	AA	381,514
40	Walt Disney Co	2.650%	1/13/31	A-	39,808
130	Walt Disney Co	6.400%	12/15/35	A-	176,710
12	Walt Disney Co	4.750%	9/15/44	A-	14,321
60	Walt Disney Co	4.950%	10/15/45	A-	73,956
270	Walt Disney Co	2.750%	9/01/49	A-	242,442
100	Waste Connections Inc	2.200%	1/15/32	BBB+	94,542
60	Waste Management Inc	3.150%	11/15/27	BBB+	62,532
30	Waste Management Inc	1.150%	3/15/28	BBB+	27,832
30	Waste Management Inc	2.000%	6/01/29	BBB+	29,153
10	Waste Management Inc	1.500%	3/15/31	BBB+	9,085
40	Western Union Co	2.850%	1/10/25	BBB	40,755
10	Western Union Co	6.200%	11/17/36	BBB	11,799
190	Williams Cos Inc	2.600%	3/15/31	BBB	182,831
120	WRKCo Inc	4.000%	3/15/28	BBB	129,508
50	WW Grainger Inc	1.850%	2/15/25	A+	50,097
10	Xylem Inc/NY	2.250%	1/30/31	BBB	9,559
10	Zoetis Inc	3.250%	2/01/23	BBB+	10,163
10	Zoetis Inc	4.500%	11/13/25	BBB+	10,809
126	Zoetis Inc	3.900%	8/20/28	BBB+	135,921
9	Zoetis Inc	2.000%	5/15/30	BBB+	8,558
40,876	Total Industrial				42,568,110
	Utility – 2.3%
10	AEP Texas Inc	2.400%	10/01/22	BBB+	10,090
12	AEP Texas Inc	4.150%	5/01/49	BBB+	12,797
30	Alabama Power Co	1.450%	9/15/30	A+	27,349
111	Alabama Power Co	6.000%	3/01/39	A+	148,799
100	Alabama Power Co	3.000%	3/15/52	A+	92,694
10	Ameren Corp	1.950%	3/15/27	BBB+	9,831
100	American Electric Power Co Inc	2.031%	3/15/24	BBB-	100,100
100	American Water Capital Corp	2.800%	5/01/30	A	100,923
100	American Water Capital Corp	2.300%	6/01/31	A	96,798
100	Appalachian Power Co	4.400%	5/15/44	A-	109,954
100	Arizona Public Service Co	3.350%	5/15/50	A-	95,279
100	Atmos Energy Corp	2.625%	9/15/29	A+	99,800
100	Atmos Energy Corp	2.850%	2/15/52	A+	90,753
210	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	255,759
100	CenterPoint Energy Inc	1.450%	6/01/26	BBB	96,972
90	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	98,347

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 121	Commonwealth Edison Co	6.450%	1/15/38	A	$165,809
100	Commonwealth Edison Co	2.750%	9/01/51	A	90,773
100	Connecticut Light and Power Co	2.050%	7/01/31	A+	95,870
40	Consolidated Edison Co of New York Inc	2.400%	6/15/31	A-	38,918
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	154,021
10	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	11,201
10	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A-	11,412
21	Consolidated Edison Co of New York Inc	3.000%	12/01/60	A-	18,568
10	Consumers Energy Co	0.350%	6/01/23	A+	9,885
90	Consumers Energy Co	3.500%	8/01/51	A+	94,293
30	Dominion Energy Inc	1.450%	4/15/26	BBB	29,109
10	Dominion Energy Inc	2.250%	8/15/31	BBB	9,517
100	Dominion Energy South Carolina Inc	2.300%	12/01/31	A	97,182
10	DTE Electric Co	2.625%	3/01/31	A+	10,052
126	DTE Energy Co	2.950%	3/01/30	BBB	126,788
51	Duke Energy Carolinas LLC	2.450%	2/01/30	AA-	50,308
100	Duke Energy Carolinas LLC	2.550%	4/15/31	AA-	99,633
60	Duke Energy Carolinas LLC	4.250%	12/15/41	AA-	67,135
100	Duke Energy Corp	2.550%	6/15/31	BBB	96,693
100	Duke Energy Corp	4.800%	12/15/45	BBB	115,890
100	Duke Energy Florida LLC	2.400%	12/15/31	A+	97,737
30	Emera US Finance LP	4.750%	6/15/46	BBB-	33,640
10	Enel Generacion Chile SA	4.250%	4/15/24	A-	10,325
157	Entergy Louisiana LLC	4.000%	3/15/33	A	174,157
100	Essential Utilities Inc	2.400%	5/01/31	A-	96,054
10	Exelon Corp	4.950%	6/15/35	BBB	11,406
100	Florida Power & Light Co	2.450%	2/03/32	AA-	99,010
191	Florida Power & Light Co	5.950%	2/01/38	AA-	254,836
48	Interstate Power and Light Co	3.600%	4/01/29	A-	51,076
100	National Rural Utilities Cooperative Finance Corp, (WI/DD, Settling 2/07/22)	2.750%	4/15/32	N/R	99,634
100	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	96,916
100	NiSource Inc	3.600%	5/01/30	BBB	105,000
117	Northern States Power Co/MN	6.200%	7/01/37	A+	162,713
12	NSTAR Electric Co	5.500%	3/15/40	A+	15,599
100	Oncor Electric Delivery Co LLC, 144A	2.750%	5/15/30	A	101,575
100	Piedmont Natural Gas Co Inc	2.500%	3/15/31	A-	96,520
36	Potomac Electric Power Co	6.500%	11/15/37	A	50,248
50	PPL Capital Funding Inc	3.100%	5/15/26	BBB+	51,509
18	Public Service Co of Colorado	6.500%	8/01/38	A+	25,996
50	Public Service Co of New Hampshire	2.200%	6/15/31	A+	48,356
20	Public Service Co of Oklahoma	2.200%	8/15/31	A-	19,039

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 20	Public Service Electric and Gas Co	1.900%	8/15/31	A+	$18,886
100	Public Service Electric and Gas Co	5.800%	5/01/37	A+	129,963
10	Public Service Enterprise Group Inc	2.450%	11/15/31	BBB	9,635
30	Puget Sound Energy Inc	5.638%	4/15/41	A	38,967
43	San Diego Gas & Electric Co	4.150%	5/15/48	A	48,805
94	Sempra Energy	6.000%	10/15/39	BBB	124,334
60	Southern California Edison Co	0.975%	8/01/24	A-	58,873
12	Southern California Edison Co	6.650%	4/01/29	BBB	14,331
10	Southern California Edison Co	5.625%	2/01/36	A-	12,099
178	Southern California Edison Co	4.500%	9/01/40	A-	191,208
21	Southern Co	2.950%	7/01/23	BBB	21,395
30	Southern Co	3.750%	9/15/51	BBB-	29,276
100	Southwestern Electric Power Co	3.250%	11/01/51	BBB+	93,604
12	Tucson Electric Power Co	3.050%	3/15/25	A-	12,341
30	Tucson Electric Power Co	3.250%	5/01/51	A-	29,267
50	Union Electric Co	2.150%	3/15/32	A	47,814
60	Union Electric Co	5.300%	8/01/37	A	74,023
222	Virginia Electric and Power Co	6.000%	5/15/37	A	293,111
100	Virginia Electric and Power Co	2.950%	11/15/51	A	94,186
100	WEC Energy Group Inc	2.200%	12/15/28	BBB+	97,452
20	Wisconsin Electric Power Co	1.700%	6/15/28	A	19,256
10	Wisconsin Power and Light Co	1.950%	9/16/31	A	9,448
48	Wisconsin Public Service Corp	3.671%	12/01/42	A	51,382
40	Xcel Energy Inc	2.350%	11/15/31	BBB+	38,938
5,635	Total Utility				6,099,242
$ 67,742	Total Corporate Debt (cost $72,603,649)				70,432,309

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.9%
	Government Agency – 2.4%
$ 10	Equinor ASA	3.250%	11/10/24	AA	$10,413
10	Equinor ASA	3.000%	4/06/27	AA	10,344
10	Equinor ASA	3.625%	9/10/28	AA	10,694
214	Equinor ASA	3.125%	4/06/30	AA	223,347
10	Equinor ASA	3.950%	5/15/43	AA	10,946
10	Equinor ASA	3.700%	4/06/50	AA	10,720
120	Export Development Canada	2.500%	1/24/23	AAA	121,882
390	Federal Home Loan Banks	2.375%	9/08/23	AAA	397,801
440	Federal Home Loan Banks	2.500%	2/13/24	AAA	451,739

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$ 240	Federal Home Loan Banks	2.875%	6/14/24	AAA	$248,696
120	Federal Home Loan Banks	3.250%	11/16/28	AAA	131,001
100	Federal National Mortgage Association	0.300%	8/03/23	N/R	98,939
81	Federal National Mortgage Association	2.625%	9/06/24	N/R	83,706
70	Federal National Mortgage Association	1.625%	1/07/25	N/R	70,401
200	Federal National Mortgage Association	0.625%	4/22/25	N/R	195,005
200	Federal National Mortgage Association	0.500%	6/17/25	N/R	193,846
200	Federal National Mortgage Association	1.875%	9/24/26	N/R	202,457
529	Federal National Mortgage Association	5.625%	7/15/37	N/R	763,170
100	Israel Government AID Bond	5.500%	12/04/23	AAA	107,656
10	Israel Government AID Bond	5.500%	9/18/33	AAA	13,488
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	201,359
99	Japan Bank for International Cooperation	2.500%	5/28/25	A+	101,767
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	192,930
180	Japan Bank for International Cooperation	2.875%	6/01/27	A+	188,875
10	Korea Development Bank	2.750%	3/19/23	AA	10,158
100	Korea Development Bank	2.125%	10/01/24	AA	101,572
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	314,211
774	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	797,468
100	Kreditanstalt fuer Wiederaufbau	1.250%	1/31/25	AAA	99,427
9	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	AAA	8,654
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	AAA	10,341
50	Landwirtschaftliche Rentenbank	2.000%	1/13/25	AAA	50,800
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	145,034
109	Oesterreichische Kontrollbank AG	3.125%	11/07/23	AA+	112,648
100	Oesterreichische Kontrollbank AG	0.500%	9/16/24	AA+	97,701
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	201,770
61	Tennessee Valley Authority	4.700%	7/15/33	AAA	75,701
170	Tennessee Valley Authority	5.500%	6/15/38	AAA	240,803
16	Tennessee Valley Authority	5.250%	9/15/39	AAA	21,897
5,912	Total Government Agency				6,329,367
	Municipal Bonds – 2.5% (4)
10	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	10,301
100	African Development Bank (No Optional Call)	0.875%	7/22/26	AAA	96,638
179	Asian Development Bank (No Optional Call)	2.750%	3/17/23	AAA	182,652
9	Asian Development Bank (No Optional Call)	0.250%	7/14/23	AAA	8,897
60	Asian Development Bank (No Optional Call)	0.625%	10/08/24	AAA	58,812
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	401,258
100	Asian Development Bank (No Optional Call)	1.500%	1/20/27	AAA	99,112
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AA+	19,942

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$ 50	Council Of Europe Development Bank (No Optional Call)	0.875%	9/22/26	AA+	$48,242
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	101,981
170	European Investment Bank (No Optional Call)	1.375%	5/15/23	AAA	170,887
70	European Investment Bank (No Optional Call)	2.875%	8/15/23	Aaa	71,890
301	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	311,734
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	91,955
100	European Investment Bank (No Optional Call)	0.750%	10/26/26	AAA	95,912
100	European Investment Bank (No Optional Call)	1.375%	3/15/27	AAA	98,671
130	Inter-American Development Bank (No Optional Call)	2.000%	7/23/26	AAA	131,850
100	Inter-American Development Bank (No Optional Call)	1.500%	1/13/27	AAA	99,302
100	Inter-American Development Bank (No Optional Call)	1.125%	7/20/28	AAA	95,176
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	419,480
99	International Bank for Reconstruction & Development (No Optional Call)	7.625%	1/19/23	AAA	105,395
100	International Bank for Reconstruction & Development (No Optional Call)	2.500%	3/19/24	AAA	102,602
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	537,284
151	International Bank for Reconstruction & Development (No Optional Call)	2.125%	3/03/25	Aaa	154,002
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	63,131
100	International Bank for Reconstruction & Development (No Optional Call)	1.625%	11/03/31	AAA	97,630
100	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	95,989
20	International Finance Corp (No Optional Call)	2.125%	4/07/26	AAA	20,434
70	Nordic Investment Bank (No Optional Call)	2.250%	5/21/24	AAA	71,532
9	Province of Alberta Canada (No Optional Call)	2.200%	7/26/22	Aa3	9,069
250	Province of Alberta Canada (No Optional Call), (3)	1.000%	5/20/25	AA-	245,120
150	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	160,769
40	Province of Alberta Canada (No Optional Call)	1.300%	7/22/30	AA-	37,332
59	Province of British Columbia Canada (No Optional Call)	2.000%	10/23/22	AAA	59,543
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AA+	100,854
50	Province of British Columbia Canada (No Optional Call)	2.250%	6/02/26	AAA	50,988
100	Province of British Columbia Canada (No Optional Call)	0.900%	7/20/26	AAA	96,602
9	Province of Manitoba Canada (No Optional Call)	2.125%	5/04/22	AA	9,034
10	Province of Manitoba Canada (No Optional Call)	2.100%	9/06/22	AA	10,080
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	AA	102,513
100	Province of Manitoba Canada (No Optional Call)	1.500%	10/25/28	AA	96,965
70	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	AA	76,873
30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	AA-	30,133
50	Province of Ontario Canada (No Optional Call)	2.250%	5/18/22	AA-	50,235
50	Province of Ontario Canada (No Optional Call)	2.200%	10/03/22	AA-	50,482
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	AA-	520,200
10	Province of Ontario Canada (No Optional Call)	3.400%	10/17/23	AA-	10,367
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	AA-	62,351
200	Province of Ontario Canada (No Optional Call)	2.500%	4/27/26	AA-	205,477

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$ 100	Province of Ontario Canada (No Optional Call)	1.800%	10/14/31	AA-	$96,826
100	Province of Ontario Canada (No Optional Call)	2.125%	1/21/32	Aa3	99,124
20	Province of Quebec Canada (No Optional Call)	2.625%	2/13/23	AA-	20,342
9	Province of Quebec Canada (No Optional Call)	2.875%	10/16/24	AA-	9,352
180	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	AA-	180,002
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	AA-	48,217
295	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	304,152
70	Province of Quebec Canada (No Optional Call)	2.750%	4/12/27	AA-	73,146
6,551	Total Municipal Bonds				6,678,839
	Sovereign Debt – 1.0%
10	Canada Government International Bond	2.000%	11/15/22	AAA	10,092
100	Canada Government International Bond	1.625%	1/22/25	AAA	100,556
210	Chile Government International Bond, (3)	2.450%	1/31/31	A	202,650
200	Chile Government International Bond	3.250%	9/21/71	A	173,296
100	Hungary Government International Bond	5.750%	11/22/23	BBB	107,365
14	Hungary Government International Bond	7.625%	3/29/41	BBB	21,970
240	Israel Government International Bond	2.750%	7/03/30	A+	247,500
60	Israel Government International Bond	3.875%	7/03/50	A+	66,611
80	Korea International Bond	2.750%	1/19/27	AA	83,010
10	Korea International Bond	2.500%	6/19/29	Aa2	10,312
20	Korea International Bond	1.000%	9/16/30	AA	18,397
60	Korea International Bond	1.750%	10/15/31	AA	58,494
60	Panama Government International Bond	4.000%	9/22/24	BBB	62,546
10	Panama Government International Bond	3.750%	3/16/25	BBB	10,416
20	Panama Government International Bond	3.160%	1/23/30	BBB	20,130
250	Panama Government International Bond	4.500%	5/15/47	BBB	258,435
70	Panama Government International Bond	4.500%	4/16/50	BBB	71,862
30	Peruvian Government International Bond	4.125%	8/25/27	BBB+	32,363
180	Peruvian Government International Bond	2.844%	6/20/30	BBB+	177,284
65	Peruvian Government International Bond	3.000%	1/15/34	BBB+	62,400
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	126,220
100	Republic of Italy Government International Bond	1.250%	2/17/26	N/R	95,849
270	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	269,697
100	Republic of Poland Government International Bond	4.000%	1/22/24	A-	104,990
42	Uruguay Government International Bond	4.375%	1/23/31	BBB	47,116
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	225,766
2,597	Total Sovereign Debt				2,665,327
$ 15,060	Total Government Related (cost $15,981,200)				15,673,533
	Total Long-Term Investments (cost $268,906,083)				262,148,797

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
834,449	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$ 834,449
	Total Investments Purchased with Collateral from Securities Lending (cost $834,449)		834,449
	Total Investments (cost $269,740,532) – 99.5%		262,983,246
	Other Assets Less Liabilities – 0.5%		1,310,600
	Net Assets – 100%		$ 264,293,846
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $814,186.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2022
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Assets
Long-term investments, at value (cost $362,408,424, $38,689,530, $99,638,119 and $268,906,083, respectively)(1)	$350,635,681	$38,117,692	$ 96,942,785	$262,148,797
Investment purchased with collateral from securities lending, at value (cost approximates value)	898,212	—	1,499,875	834,449
Cash	11,455,414	727,179	873,003	4,622,953
Receivable for:
Interest	1,629,202	148,011	1,388,472	1,170,146
Investments sold	23,160,340	2,535,608	2,904,999	6,728,630
Securities lending income	250	—	1,058	257
Other Assets	1,499	1,005	—	—
Total assets	387,780,598	41,529,495	103,610,192	275,505,232
Liabilities
Payable for:
Collateral from securities lending program	898,212	—	1,499,875	834,449
Investments purchased - regular settlement	17,482,376	2,352,095	2,899,521	3,788,766
Investments purchased - when-issued/delayed-delivery settlement	16,072,898	—	—	6,552,095
Accrued expenses:
Management fees	56,533	6,252	24,053	31,667
Professional fees	2,474	280	711	1,870
Trustees fees	2,584	395	1,029	2,539
Other	1,498	—	—	—
Total liabilities	34,516,575	2,359,022	4,425,189	11,211,386
Net assets	$353,264,023	$39,170,473	$ 99,185,003	$264,293,846
Shares outstanding	14,700,000	1,600,000	4,200,000	10,500,000
Net asset value ("NAV") per share	$ 24.03	$ 24.48	$ 23.62	$ 25.17
Net assets consist of:
Capital paid-in	$374,330,325	$40,298,474	$104,072,580	$273,150,231
Total distributable earnings	(21,066,302)	(1,128,001)	(4,887,577)	(8,856,385)
Net assets	$353,264,023	$39,170,473	$ 99,185,003	$264,293,846
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $872,536, $1,264,161 and $814,186 for NUAG, NUHY and NUBD, respectively.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2022
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Investment Income
Interest	$ 2,791,101	$ 262,094	$ 2,218,640	$ 2,221,312
Securities lending income, net	1,657	141	6,280	1,835
Total investment income	2,792,758	262,235	2,224,920	2,223,147
Expenses
Management fees	348,227	40,716	160,853	219,606
Professional fees	3,337	337	807	2,052
Trustees fees	5,295	784	1,934	4,906
Total expenses	356,859	41,837	163,594	226,564
Net investment income (loss)	2,435,899	220,398	2,061,326	1,996,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,987,923)	23,582	(224,862)	(453,009)
In-kind redemptions	—	17,690	24,512	21,627
Change in net unrealized appreciation (depreciation) of investments	(12,364,067)	(1,143,270)	(3,880,460)	(10,383,061)
Net realized and unrealized gain (loss)	(14,351,990)	(1,101,998)	(4,080,810)	(10,814,443)
Net increase (decrease) in net assets from operations	$(11,916,091)	$ (881,600)	$(2,019,484)	$ (8,817,860)
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	NUAG		NUSA		NUHY		NUBD
	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21
Operations
Net investment income (loss)	$ 2,435,899	$ 1,988,148	$ 220,398	$ 536,536	$ 2,061,326	$ 3,073,274	$ 1,996,583	$ 3,439,036
Net realized gain (loss) from:
Investments	(1,987,923)	(4,541,233)	23,582	249,401	(224,862)	939,045	(453,009)	66,689
In-kind redemptions	—	(1,887,230)	17,690	86,177	24,512	—	21,627	—
Change in net unrealized appreciation (depreciation) of investments	(12,364,067)	(2,099,133)	(1,143,270)	(449,139)	(3,880,460)	445,273	(10,383,061)	(5,397,079)
Net increase (decrease) in net assets from operations	(11,916,091)	(6,539,448)	(881,600)	422,975	(2,019,484)	4,457,592	(8,817,860)	(1,891,354)
Distributions to Shareholders
Dividends	(3,206,810)	(3,233,360)	(422,630)	(923,780)	(2,567,410)	(3,626,280)	(2,764,790)	(4,115,730)
Decrease in net assets from distributions to shareholders	(3,206,810)	(3,233,360)	(422,630)	(923,780)	(2,567,410)	(3,626,280)	(2,764,790)	(4,115,730)
Fund Share Transactions
Proceeds from shares sold	194,710,450	576,413,221	5,002,800	7,650,840	14,654,210	39,351,360	25,880,990	121,402,100
Cost of shares redeemed	—	(473,809,350)	(4,984,130)	(2,547,690)	(7,260,360)	—	(12,888,490)	—
Net increase (decrease) in net assets from Fund share transactions	194,710,450	102,603,871	18,670	5,103,150	7,393,850	39,351,360	12,992,500	121,402,100
Net increase (decrease) in net assets	179,587,549	92,831,063	(1,285,560)	4,602,345	2,806,956	40,182,672	1,409,850	115,395,016
Net assets at the beginning of period	173,676,474	80,845,411	40,456,033	35,853,688	96,378,047	56,195,375	262,883,996	147,488,980
Net assets at the end of period	$353,264,023	$ 173,676,474	$39,170,473	$40,456,033	$99,185,003	$96,378,047	$264,293,846	$262,883,996
See accompanying notes to financial statements.

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Financial Highlights
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUAG
2022(d)	$25.17	$0.17	$(0.75)	$(0.58)	$(0.56)	$ —	$(0.56)	$24.03	$24.03
2021	26.08	0.33	(0.55)	(0.22)	(0.69)	—	(0.69)	25.17	25.18
2020	24.49	0.55	1.88	2.43	(0.84)	—	(0.84)	26.08	26.05
2019	23.49	0.75	1.09	1.84	(0.84)	—	(0.84)	24.49	24.44
2018	24.61	0.67	(0.91)	(0.24)	(0.88)	—	(0.88)	23.49	23.50
2017(e)	25.00	0.57	(0.40)	0.17	(0.56)	—**	(0.56)	24.61	24.67
NUSA
2022(d)	25.29	0.14	(0.42)	(0.28)	(0.53)	—	(0.53)	24.48	24.46
2021	25.61	0.34	(0.08)	0.26	(0.58)	—	(0.58)	25.29	25.31
2020	24.86	0.55	0.90	1.45	(0.70)	—	(0.70)	25.61	25.69
2019	24.30	0.62	0.65	1.27	(0.71)	—	(0.71)	24.86	24.89
2018	25.11	0.55	(0.64)	(0.09)	(0.72)	—	(0.72)	24.30	24.33
2017(f)	25.00	0.23	0.04	0.27	(0.16)	—	(0.16)	25.11	25.15
NUHY
2022(d)	24.71	0.49	(0.39)	0.10	(1.19)	—	(1.19)	23.62	23.71
2021	24.43	1.04	0.47	1.51	(1.23)	—	(1.23)	24.71	24.78
2020(g)	25.00	0.93	(0.53)	0.40	(0.97)	—	(0.97)	24.43	24.74
NUBD
2022(d)	26.29	0.19	(0.78)	(0.59)	(0.53)	—	(0.53)	25.17	25.15
2021	27.31	0.45	(0.92)	(0.47)	(0.55)	—	(0.55)	26.29	26.30
2020	25.36	0.55	2.04	2.59	(0.64)	—	(0.64)	27.31	27.37
2019	24.17	0.63	1.24	1.87	(0.68)	—	(0.68)	25.36	25.38
2018(h)	25.00	0.48	(0.82)	(0.34)	(0.49)	—	(0.49)	24.17	24.20

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(3.62) %	(3.68) %	$353,264	0.20%*	1.40%*	39%
(0.81)	(0.64)	173,676	0.20	1.32	235
10.11	10.19	80,845	0.20	2.21	208
8.03	7.77	71,019	0.20	3.17	167
(1.00)	(1.21)	147,959	0.20	2.79	123
0.74	1.00	54,135	0.20*	2.67*	84

(2.17)	(2.31)	39,170	0.20*	1.08*	39
1.03	0.80	40,456	0.20	1.33	46
5.93	6.15	35,854	0.20	2.20	51
5.37	5.31	27,349	0.20	2.54	36
(0.37)	(0.39)	26,727	0.20	2.22	37
1.10	1.26	30,132	0.20*	2.74*	4

(2.00)	(1.88)	99,185	0.32*	4.02*	28
6.32	5.25	96,378	0.35	4.14	65
1.79	3.02	56,195	0.35*	4.55*	47

(3.25)	(3.35)	264,294	0.17*	1.50*	27
(1.72)	(1.90)	262,884	0.20	1.69	33
10.38	10.51	147,489	0.20	2.07	18
7.89	7.84	55,786	0.20	2.59	27
(1.37)	(1.25)	41,088	0.20*	2.31*	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	Unaudited. For the six months ended January 31, 2022.
(e)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(f)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(g)	For the period September 25, 2019 (commencement of operations) through January 31, 2020.
(h)	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
The end of the reporting period for the Funds is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be consid-

Notes to Financial Statements (Unaudited) (continued)
ered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$122,807,820	$ —	$122,807,820
Corporate Debt	—	102,958,259	—	102,958,259
U.S. Treasury	—	99,317,556	—	99,317,556
Government Related	—	25,552,046	—	25,552,046
Investments Purchased with Collateral from Securities Lending	898,212	—	—	898,212
Total	$898,212	$350,635,681	$ —	$351,533,893

NUSA	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$17,024,108	$ —	$17,024,108
U.S. Treasury	—	10,933,360	—	10,933,360
Securitized	—	10,160,224	—	10,160,224
Total	$ —	$38,117,692	$ —	$38,117,692

NUHY	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$96,942,785	$ —	$96,942,785
Investments Purchased with Collateral from Securities Lending	1,499,875	—	—	1,499,875
Total	$1,499,875	$96,942,785	$ —	$98,442,660

NUBD	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$ 99,678,924	$ —	$ 99,678,924
Securitized	—	76,364,031	—	76,364,031
Corporate Debt	—	70,432,309	—	70,432,309
Government Related	—	15,673,533	—	15,673,533
Investments Purchased with Collateral from Securities Lending	834,449	—	—	834,449
Total	$834,449	$262,148,797	$ —	$262,983,246
4.  Portfolio Securities and Investments in Derivatives
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
NUAG	Corporate Debt	$ 649,537	$ 666,837
	Government Related	222,999	231,375
Total		$ 872,536	$ 898,212

NUHY	Corporate Debt	$1,264,161	$1,499,875
NUBD	Corporate Debt	$ 534,336	$ 547,481
	Government Related	279,850	286,968
Total		$ 814,186	$ 834,449
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
Purchases:
Investment securities	$187,004,656	$10,212,102	$30,114,091	$54,061,911
U.S. Government and agency obligations	41,619,986	6,412,301	—	21,263,606
Sales and maturities:
Investment securities	96,838,336	8,920,599	28,086,175	44,313,399
U.S. Government and agency obligations	33,089,625	6,797,895	—	26,273,946
In-kind transactions during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
In-kind purchases	$92,013,388	$3,215,452	$15,667,844	$16,477,420
In-kind sales	—	4,780,087	6,358,646	8,403,191
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty

Notes to Financial Statements (Unaudited) (continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	NUAG				NUSA
	Six Months Ended 1/31/22		Year Ended 7/31/21		Six Months Ended 1/31/22		Year Ended 7/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,800,000	$194,710,450	22,600,000	$ 576,413,221	200,000	$ 5,002,800	300,000	$ 7,650,840
Shares redeemed	—	—	(18,800,000)	(473,809,350)	(200,000)	(4,984,130)	(100,000)	(2,547,690)
Net increase (decrease)	7,800,000	$194,710,450	3,800,000	$ 102,603,871	—	$ 18,670	200,000	$ 5,103,150

	NUHY				NUBD
	Six Months Ended 1/31/22		Year Ended 7/31/21		Six Months Ended 1/31/22		Year Ended 7/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	600,000	$14,654,210	1,600,000	$39,351,360	1,000,000	$ 25,880,990	4,600,000	$121,402,100
Shares redeemed	(300,000)	(7,260,360)	—	—	(500,000)	(12,888,490)	—	—
Net increase (decrease)	300,000	$ 7,393,850	1,600,000	$39,351,360	500,000	$ 12,992,500	4,600,000	$121,402,100
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NUAG	$364,261,938	$ 170,510	$(12,898,555)	$(12,728,045)
NUSA	38,978,274	73,197	(933,779)	(860,582)
NUHY	101,728,680	225,326	(3,511,346)	(3,286,020)
NUBD	269,977,425	1,113,307	(8,107,486)	(6,994,179)
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NUAG	$185,073	$ —	$ 366,740	$(6,495,214)	$ —	$ —	$(5,943,401)
NUSA	83,714	—	262,845	(170,203)	—	—	176,356
NUHY	437,801	—	685,723	(1,424,207)	—	—	(300,683)
NUBD	500,902	—	3,363,238	(1,137,875)	—	—	2,726,265
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund	Short-Term	Long-Term	Total
NUAG	$5,498,697	$996,517	$6,495,214
NUSA	80,573	89,630	170,203
NUHY	1,424,207	—	1,424,207
NUBD	1,137,875	—	1,137,875
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee*
NUAG	0.20%
NUSA	0.20
NUHY	0.35
NUBD	0.20
* For the period August 1, 2021 through September 27, 2021.
Effective on September 28, 2021, the annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUAG	0.20%
NUSA	0.20
NUHY	0.30
NUBD	0.15

Notes to Financial Statements (Unaudited) (continued)
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen of the following Fund is as follows:
NUAG
Nuveen owned shares	0%*

*	Rounds to less than 1%.
As of the end of the reporting period the percentage of Fund shares owned by TIAA of the following Fund is as follows:
NUHY
TIAA owned shares	5%

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUAG		NUSA
Six months ended January 31, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00 to 0.25%	58	45.7%	35	27.6%
(0.01)% to (0.25)%	69	54.3%	92	72.4%

	127	100%	127	100%

	NUHY		NUBD
Six months ended January 31, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.51% to 1.00%	3	2.4%	-	-
0.26% to 0.50%	69	54.3%	-	-
0.00 to 0.25%	50	39.4%	32	25.2%
(0.01)% to (0.25)%	5	3.9%	95	74.8%

	127	100%	127	100%
Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg MSCI U.S. Aggregate ESG Select Index: A custom index that utilizes certain environmental, social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S. Aggregate Bond Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index: A custom index that utilizes certain environmental, social, and governance (ESG) criteria to select from the securities included in the Bloomberg U.S. High Yield Very Liquid Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index: An index designed to measure the performance of the USD-denominated, fixed-rate high yield corporate bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index: An index designed to measure the performance of USD-denominated, investment grade debt securities that have a remaining term to final maturity of less than five years. The Index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Broad Market Index: An index designed to measures the performance of USD-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index: A custom index that is based on the ICE BofA 1-5 Year U.S. Broad Market Index, its Base Index. The ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indexes with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index: A custom index that is based on the ICE BofA U.S. Broad Market Index, its Base Index. The ICE BofA U.S. Enhanced Yield U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-ENHUS-0122D2057602-INV-B-03/23

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: April 7, 2022

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 7, 2022